   As filed with the Securities and Exchange Commission on November 18, 1996

                                         Securities Act registration no. 33-1398
                                        Investment Company Act file no. 811-4466

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 16

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 18
                         ----------------------------
                              MONETTA FUND, INC.

                                 (Registrant)

                    1776-A South Naperville Road, Suite 207

                         Wheaton, Illinois  60187-8133

                        Telephone number:  708/462-9800

                         ----------------------------
              Robert S. Bacarella               Janet D. Olsen
              Monetta Fund, Inc.                Bell, Boyd & Lloyd
       1776-A South Naperville Road, #207   Three First National Plaza, #3300
          Wheaton, Illinois  60187-8133        Chicago, Illinois  60602

                             (Agents for service)

                          ----------------------------
                Amending Parts A, B and C and filing exhibits.

            It is proposed that this filing will become effective:

     ___    immediately upon filing pursuant to rule 485(b)

     ___    On ___________ pursuant to rule 485(b)

     ___    60 days after filing pursuant to rule 485(a)(1)

     ___    on ___________ pursuant to rule 485(a)(1)

     ___    75 days after filing pursuant to rule 485(a)(2)

      X     on February 2, 1997 pursuant to rule 485(a)(2)
     ___

Registrant has elected to register an indefinite number of its shares of common stock pursuant to Rule 24f-2. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1995 on February 22, 1996.

                              MONETTA FUND, INC.

         Cross-reference sheet pursuant to rule 495(a) of Regulation C

   Item         Location or caption*
 --------       --------------------------------

                Part A (Prospectus)
                -------------------

1(a)-(b)        Front Cover

2(a)            Fund Expenses
 (b)-(c)        Summary

3(a)            Financial Highlights
 (b)            Not Applicable
 (c)            Investment Return

4(a)(i)         Other Information
 (a)(ii)&(b)    Investment Objectives and Policies; Risks and Investment
                Considerations; Investment Restrictions

 (c)            Investment Objectives and Policies; Risks and Investment
                Considerations

5(a)            Management of the Funds
 (b)            Management of the Funds; Rear Cover; Fund Expenses
 (c)            Management of the Funds
 (d)            Not Applicable
 (e)            How To Purchase Shares; How to Redeem Shares; Other Information
 (f)            Management of the Funds; Fund Expenses
 (g)            Management of the Funds

5A The required information is included in registrant's annual report to shareholders

6(a)            Other Information
 (b)-(d)        Not Applicable
 (e)            Other Information
 (f)-(g)        Dividends, Distributions and Federal Taxes
 (h)            Not Applicable

7               How to Purchase Shares
 (a)            Management of the Funds
 (b)            How to Purchase Shares; Determination of Net Asset Value
 (c)-(d)        How to Purchase Shares; Shareholder Services
 (e)-(f)        Management of the Funds

8(a)-(d)        How to Redeem Shares

9               Not Applicable

  Item              Location or caption*
--------        --------------------------------

                Part B (Statement of Additional Information)
                --------------------------------------------

10(a)-(b)       Front Cover

11              Table of Contents

12              Not Applicable

13(a)-(c)       Investment Objectives and Policies; Risks and Investment
                Considerations; Investment Restrictions
 (d)            Portfolio Transactions

14(a)-(b)       Directors/Trustees and Officers
 (c)            Not Applicable

15(a)-(c)       Directors/Trustees and Officers

16(a)           Investment Adviser; Directors/Trustees and Officers
 (b)            Investment Adviser
 (c)-(e)        Not Applicable
 (f)            Service and Distribution Plan
 (g)            Not Applicable
 (h)            Custodian; Independent Auditors
 (i)            Not Applicable

17(a)-(d)       Portfolio Transactions; Investment Adviser
 (e)            Not Applicable

18(a)-(b)       Not Applicable

19(a)-(c)       Purchasing and Redeeming Shares; More Information About Net
                Assets Value

20              Tax Status

21(a)           Distributor
 (b)            Not Applicable
 (c)            Distributor

22(a)-(b)       Performance Information

23              Front Cover

   Item             Location or caption*
 --------       ----------------------------

                Part C (Other Information)
                --------------------------

24              Financial statements and exhibits

25 Persons controlled by or under common control with registrant

26              Number of holders of securities

27              Indemnification

28              Business and other connections of investment advisor

29              Principal underwriters

30              Location of accounts and records

31              Management services

32              Undertakings

----------------------------
* References are to captions within the part of the registration statement to which the particular item relates except as otherwise indicated.

                                                                      PROSPECTUS

                                                                February 2, 1997

Monetta
NO SALES LOAD FUNDS
NO REDEMPTION FEE
--------------------------------------------------------------------------------
1776-A SOUTH NAPERVILLE ROAD, SUITE 207  .  WHEATON, IL 60187   .  1-800-MONETTA
--------------------------------------------------------------------------------

 .    MONETTA FUND, INC.
 .    MONETTA SMALL-CAP EQUITY FUND
 .    MONETTA MID-CAP EQUITY FUND
 .    MONETTA LARGE-CAP EQUITY FUND

Each seeks long-term capital growth by investing in common stocks believed to have above average growth potential. The Funds differ from each other with respect to the (i) market capitalizations of the companies in which they invest and (ii) relative importance placed on investing for current income.

 .    MONETTA BALANCED FUND

Seeks a favorable total rate of return through capital appreciation and current income consistent with preservation of capital, derived from investing in a portfolio of equity and fixed income securities.

 .    MONETTA INTERMEDIATE BOND FUND

Seeks high current income consistent with the preservation of capital by investing primarily in marketable debt securities.

 .    MONETTA GOVERNMENT MONEY MARKET FUND

Seeks maximum current income consistent with safety of capital and maintenance of liquidity. The Fund invests in U. S. Government Securities maturing in thirteen months or less from the date of purchase and repurchase agreements for
U. S. Government Securities. U. S. Government Securities include securities issued or guaranteed by the U. S. Government or by its agencies or instrumentalities.

GOVERNMENT MONEY MARKET FUND IS A "NO-LOAD" MONEY MARKET FUND AND ATTEMPTS TO MAINTAIN ITS NET ASSET VALUE AT $1.00 PER SHARE. SHARES OF THIS FUND ARE NOT INSURED OR GUARANTEED BY THE U. S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT MONETTA GOVERNMENT MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE $1.00 PER SHARE NET ASSET VALUE.

Monetta Small-Cap Equity Fund, Monetta Mid-Cap Equity Fund , Monetta Large-Cap Equity Fund , Monetta Balanced Fund , Monetta Intermediate Bond Fund and Monetta Government Money Market Fund are series of Monetta Trust. Each Fund is a "no-load" fund, and there are no sales or redemption charges. Each series of the Trust has a 12b-1 plan.

MINIMUM INVESTMENT:

     Initial Investment (General Account) $1,000


     Initial investment for:
      UGMA accounts $250
      UTMA accounts $250
      Automatic Investment Plan accounts $250
      Individual Retirement Account $250

     Subsequent Investments $50

Your initial investment may be divided among the Funds, but an investment in any single Fund may not be less than $250.

PLANS AVAILABLE:

     Automatic Investment Plan
     Individual Retirement Account
     SIMPLE-IRA
     Profit Sharing
     401(k)
     403(b)

This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing. An investor should read this Prospectus and retain it for future reference. A Statement of Additional Information about the Funds (which bears the same date as this Prospectus and together with any supplement to it is incorporated by reference) has been filed with the Securities and Exchange Commission. That statement is available without charge by writing or calling the Funds at the address and telephone number printed above or may be retrieved electronically for free from http://www.sec.gov.

================================================================================
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE

                                    SUMMARY

Monetta Small-Cap Equity Fund, ("Small-Cap Fund") , Monetta Mid-Cap Equity Fund ("Mid-Cap Fund"), Monetta Large-Cap Equity Fund ("Large-Cap Fund"), Monetta Balanced Fund ("Balanced Fund"), Monetta Intermediate Bond Fund ("Intermediate Bond Fund") and Monetta Government Money Market Fund ("Government Money Market Fund") are series of Monetta Trust (the "Trust"). Monetta Fund, Inc. ("Monetta Fund") and each of the Trust series are collectively referred to as the "Funds." Each of the Funds is a "no-load" fund and there are no sales or redemption charges. Each series of the Trust has a 12b-1 plan.

INVESTMENT OBJECTIVES

MONETTA FUND, SMALL-CAP FUND, MID-CAP FUND and LARGE-CAP FUND each seek long-term capital growth by investing in common stocks believed to have above average growth potential. The Funds differ from each other with respect to the (i) market capitalizations of the companies in which they invest and (ii) relative importance placed on investing for current income.

  MONETTA FUND generally invests in smaller and medium-sized companies with market capitalizations ranging from $50 million to $1 billion. Monetta Fund's primary investment objective is to provide shareholders with capital appreciation by investing at least 70% of the Fund's assets in equity securities. A secondary objective of the Fund is to seek to provide its shareholders with income by investing in dividend-paying equity securities or fixed income securities.

  SMALL-CAP FUND typically invests in small-sized companies with market capitalization less than $1 billion ("small-cap companies"). Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of small-cap companies.

  MID-CAP FUND typically invests in medium-sized companies with market capitalizations of $1 billion to $5 billion ("mid-cap companies"). Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of mid-cap companies.

  LARGE-CAP FUND typically invests in large companies with market capitalizations in excess of $5 billion ("large-cap companies"). Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of large-cap companies.

BALANCED FUND seeks a favorable total rate of return through capital appreciation and current income consistent with preservation of capital, derived from investing in a portfolio of equity and fixed income.

INTERMEDIATE BOND FUND seeks high current income, consistent with the preservation of capital, by investing primarily in marketable debt securities.

GOVERNMENT MONEY MARKET FUND seeks maximum current income consistent with safety of capital and maintenance of liquidity. The Fund invests in securities issued or guaranteed by the U. S. Government or by its agencies or instrumentalities ("U. S. Government Securities") maturing in thirteen months or less from the date of purchase and repurchase agreements for U. S. Government Securities regardless of the maturities of such securities.

There can be no assurance that any Fund will achieve its investment objective.

INVESTMENT RISKS

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Monetta Fund, Small-Cap Fund, Mid-Cap Fund and Large-Cap Fund are designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with seeking long-term capital growth through investments in common stocks. Balanced Fund is designed for long-term investors who can accept asset value fluctuations from interest rate changes and credit risks associated with fixed income investments, and other risks associated with investments in common stocks. Intermediate Bond

Fund is designed for investors who seek high income with less net asset value fluctuation from interest rate changes than with a longer-term fund but more net asset value fluctuation than with a shorter-term fund, and who can accept the credit and other risks associated with securities that are high and upper-medium quality. Government Money Market Fund is designed for investors who seek income with minimum risk (including the risk of principal loss) other than the risk of changes in yield caused by fluctuations in prevailing levels of interest rates. Because Government Money Market Fund may invest in U. S. Government Securities that are not backed by the full faith and credit of the U. S. Treasury, investment in that Fund might involve risks that are different in some respects from an investment in a fund that invests only in securities that are backed by the full faith and credit of the U. S. Treasury. See "Risks and Investment Considerations" for a more complete description of the risks of investing in each of the Funds.

DIVIDENDS AND CAPITAL GAINS

Monetta Fund, Small-Cap Fund, Mid-Cap Fund and Large-Cap Fund each pay income dividends, if any, at least annually; Balanced Fund pays income dividends, if any, quarterly; and Intermediate Bond Fund and Government Money Market Fund pay income dividends monthly. Capital gains, if any, are distributed by each Fund at least annually. Distributions are automatically reinvested in additional shares of that Fund at net asset value unless payment in cash is requested. See "Dividends, Distributions and Federal Taxes."

PURCHASES AND REDEMPTIONS

The minimum initial investment in the Monetta Funds is $1,000, which may be allocated among the Funds so long as at least $250 is invested in each Fund in which you choose to invest. The minimum initial investment for Uniform Gifts/Transfers to Minors Act ("UGMA") accounts, Automatic Investment Plan accounts and individual retirement accounts is $250. Additional investments in ANY Fund must be at least $50. Each Fund has a minimum account balance of $250. MONETTA FUND SHAREHOLDERS AS OF AUGUST 31, 1995, HOWEVER, WILL BE ALLOWED TO MAINTAIN A MINIMUM ACCOUNT BALANCE OF $100 IN THAT FUND.

There are no sales charges. See "How to Purchase Shares." Shares will be redeemed at current net asset value. There are no redemption charges. See "How to Redeem Shares."

ADVISER AND FEES

Monetta Financial Services, Inc. (the "Adviser") is investment adviser to the Funds. For a description of the Adviser and the advisory fees paid by the Funds, see "Management of the Funds." Small-Cap Fund, Mid-Cap Fund, Large-Cap Fund, Balanced Fund, Intermediate Bond Fund and Government Money Market Fund have a Service and Distribution Plan adopted pursuant to rule 12b-1 under the Investment Company Act of 1940. See "Management of the Funds."

                                 FUND EXPENSES

The purpose of the table below is to assist you in understanding the various costs and expenses that you will bear directly or indirectly in an investment in a Fund.

                                                                                                                         Government
                                 Monetta    Small-Cap    Mid-Cap     Large-Cap     Balanced    Intermediate Bond    Money Market
                                  Fund        Fund        Fund         Fund          Fund            Fund               Fund
                                 -------    ---------    -------     ---------     --------    -----------------    ------------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load on
  purchases                       NONE        NONE        NONE          NONE         NONE             NONE               NONE
 Maximum sales load on
  reinvested dividends            NONE        NONE        NONE          NONE         NONE             NONE               NONE
 Deferred sales load              NONE        NONE        NONE          NONE         NONE             NONE               NONE
 Redemption fee (a)               NONE        NONE        NONE          NONE         NONE             NONE               NONE
 Telephone exchange fee          $5.00       $5.00       $5.00         $5.00        $5.00            $5.00              $5.00

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE
 NET ASSETS)
 Management fees (b)              1.00%        .75%        .75%          .75%         .40%             .35%               .25%
 12b-1 fees (c)                   NONE         .25%        .25%          .25%         .25%             .25%               .10%
 Other Expenses                    .36%        .25%*       .25%          .30%         .30%             .27%(d)            .24%(d)
                                 -----       -----       -----         -----        -----            -----              -----
 Total fund operating
  expenses                        1.36%       1.25%       1.25%         1.30%         .95%             .87%(d)            .59%(d)
                                 -----       -----       -----         -----        -----            -----              -----
     *Estimated.
============================================================================================================================

(a) If you request payment of redemption proceeds by wire, you must pay the cost of the wire (currently $10.00).

(b) The Adviser pays all of the ordinary operating expenses of each Fund, except the fees and expenses of the Fund's transfer agent and custodian, the non-interested board members and the 12b-1 fees. Ordinary operating expenses do not include taxes or interest, if any, or costs relating to purchases and sales of portfolio securities, including brokerage commissions. See "Management of the Funds."

(c) The 12b-1 fee is not based on historical data but is expected to equal the maximum amount allowed under the plan. See "Service and Distribution Plan."


(d) In 1995, the Adviser voluntarily waived part or all of its management fee for both the Intermediate Bond Fund and Government Money Market Fund. Additionally, the Adviser absorbed some of the custodial fees for the Government Money Market Fund. As a result, the "Total Fund Operating Expenses" actually paid by the Intermediate Bond Fund in 1995 were .27% of Average Net Assets. The "Total Fund Operating Expenses" actually paid by the Government Money Market Fund were .07% of Average Net Assets in 1995. As of the date of the Prospectus, the waiver of management fees for the Government Money Market Fund continues in effect, subject to review and possible termination by the Adviser at the beginning of each quarter.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return as required by the Securities and Exchange Commission for purposes of this example; (ii) the percentage amounts listed under Annual Fund Operating Expenses above remain the same in each of the periods; (iii) all income, dividends and capital gain distributions are reinvested in additional shares of the Funds; and (iv) redemption at the end of each period:

                                                      One         Three      Five        Ten
                                                      Year        Years      Years      Years
                                                      ----        -----      -----      -----
         Monetta Fund, Inc.                           $14          $44         $76       $167
         Monetta Small-Cap Equity Fund                 13           40         n/a        n/a
         Monetta Mid-Cap Equity Fund                   13           40          70        154
         Monetta Large-Cap Equity Fund                 14           42         n/a        n/a
         Monetta Balanced Fund                         10           31         n/a        n/a
         Monetta Intermediate Bond Fund                 9           28          49        109
         Monetta Government Money Market Fund           6           19          34         75


The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor might incur. This example is not necessarily indicative of past or future expenses, and actual expenses may be greater or lesser than those shown. Although information such as that shown above is useful in reviewing the Funds' projected expenses and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different assumptions or time periods. Because Small-Cap Fund, Large-Cap Fund and Balanced Fund are new, the above amounts are estimates and are projected only for the first three years of operations. See "Management of the Funds."

                             FINANCIAL HIGHLIGHTS

The following information for a share outstanding throughout each period through 1995 has been audited by KPMG Peat Marwick LLP, independent auditors. The information for the period ended June 30, 1996 is unaudited. The audited financial statements for 1995 and the interim (unaudited) financial statements for the period ended June 30, 1996 of Monetta Fund are contained in its 1995 annual report to shareholders, and 1996 semi-annual report, respectively, which may be obtained upon request at no charge.

                                 MONETTA FUND




                       6 Months
                        Ended                                                                                              5/6/86
                       6/30/96                                                                                            Through
                     (unaudited)  1995      1994      1993      1992      1991      1990      1989      1988      1987    12/31/86
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
 at beginning of
 period                $15.591   $14.515   $15.539   $15.992   $15.731   $10.963   $10.441   $ 9.933   $ 9.649    $9.670   $10.000
------------------------------------------------------------------------------------------------------------------------------------
Net investment
 income (loss)          (0.040)    0.029    (0.026)   (0.028)    0.006     0.081     0.103     0.219     0.106     0.113     0.115
Net realized and
 unrealized gain
 (loss) on
 investments             0.765     4.075    (0.938)    0.105     0.855     6.037     1.106     1.274     2.158     0.016    (0.335)
------------------------------------------------------------------------------------------------------------------------------------
Total from
 investment
 operations:             0.725     4.104    (0.964)    0.077     0.861     6.118     1.209     1.493     2.264     0.129    (0.220)
Less:
Distributions from
 net investment
 income                  0.000    (0.028)    0.000     0.000    (0.006)   (0.081)   (0.103)   (0.219)   (0.106)   (0.150)   (0.110)
Distributions in
 excess of net
 investment income       0.000    (3.000)   (0.060)   (0.475)   (0.594)   (1.208)   (0.584)   (0.766)   (1.874)    0.000     0.000
Distributions from
 net realized gains
 on securities           0.000     0.000     0.000    (0.055)    0.000    (0.061)    0.000     0.000     0.000     0.000     0.000
------------------------------------------------------------------------------------------------------------------------------------
Total distributions      0.000    (3.028)   (0.060)   (0.530)   (0.600)   (1.350)   (0.687)   (0.985)   (1.980)   (0.150)   (0.110)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
 at end of period      $16.316   $15.591   $14.515   $15.539   $15.992   $15.731   $10.963   $10.441   $ 9.933    $9.649   $ 9.670

Total return               4.7%     28.0%    (6.21)%    0.49%     5.49%    55.90%    11.37%    15.20%    23.07%     1.54%    (2.20)%
Ratio to average
 net assets
Expenses*                 1.38%+    1.36%     1.35%     1.38%     1.45%     1.42%     1.50%     1.57%*    1.50%     2.31%     1.27%+
Net investment
 income*                 (0.22)%+   0.18%    (0.15)%   (0.19)%    0.16%     0.93%     1.09%     2.18%*    0.96%     1.33%     2.45%+
Portfolio turnover      116.60%+  272.00%   191.27%   226.85%   126.60%   153.80%   206.51%   258.42%   170.43%   333.47%    80.02%+
Net assets
 (in millions)         $ 307.4   $ 362.7   $ 364.9   $ 524.3   $ 408.0   $  57.1   $   6.1   $   3.5   $   2.6    $  2.1   $   1.9
------------------------------------------------------------------------------------------------------------------------------------


* If certain expenses had not been assumed by the investment advisor in 1989, the ratios of expenses and net investment income to average net assets would have been 1.83% and 1.92%, respectively.

+ Annualized.

The per share ratios are calculated using the weighted average number of shares outstanding during the period.

                             FINANCIAL HIGHLIGHTS

The following information for a share outstanding throughout each period through 1995 has been audited by KPMG Peat Marwick LLP, independent auditors. The information for the period ended June 30, 1996 is unaudited. The audited financial statements for 1995 and the interim (unaudited) financial statements for the period ended June 30, 1996 of Mid-Cap Fund, Large-Cap Fund, Balanced Fund, Intermediate Bond Fund and Government Money Market fund are contained in its 1995 annual report to shareholders, and 1996 semi-annual report, respectively, which may be obtained upon request at no charge.

                                 MONETTA TRUST


                                                                                LARGE-CAP
                                    MID-CAP EQUITY FUND                        EQUITY FUND             BALANCED FUND
                     ---------------------------------------------------------------------------------------------------
                       6 Months                                          6 Months                  6 Months
                        Ended         Year       Year        3/1/93        Ended       9/1/95        Ended       9/1/95
                       6/30/96        Ended      Ended      Through       6/30/96     Through        6/30/96    Through
                     (unaudited)    12/31/95    12/31/94    12/31/93    (unaudited)   12/31/95    (unaudited)   12/31/95
------------------------------------------------------------------------------------------------------------------------
Net asset value
 at beginning of
 period*                $11.962      $12.199     $12.537     $10.000       $10.571     $10.000       $10.605     $10.000
------------------------------------------------------------------------------------------------------------------------
Net investment
 income                   0.021        0.059       0.071       0.006         0.029       0.005         0.074       0.009
Net realized and
 unrealized gain
 (loss) on
 investments              1.274        2.874       0.193       3.531         1.317       0.570         1.227       0.602
------------------------------------------------------------------------------------------------------------------------
Total from
 investment
 operations               1.295        2.933       0.264       3.537         1.346       0.575         1.301       0.611
Less:
Distributions
 from net
 investment
 income                   0.000       (0.050)     (0.069)     (0.006)        0.000      (0.004)       (0.065)     (0.004)
Distributions in
 excess of net
 investment
 income                   0.000       (2.990)     (0.533)     (0.994)        0.000       0.000         0.000      (0.002)
Distributions
 from net
 realized gains
 on securities            0.000       (0.130)      0.000       0.000         0.000       0.000         0.000       0.000
------------------------------------------------------------------------------------------------------------------------
Total
 distributions            0.000       (3.170)     (0.602)     (1.000)        0.000      (0.004)       (0.065)     (0.006)
------------------------------------------------------------------------------------------------------------------------
Net asset value
 at end of period       $13.257      $11.962     $12.199     $12.537       $11.917     $10.571       $11.841     $10.605
------------------------------------------------------------------------------------------------------------------------
Total return*             10.87%       24.54%       2.17%      35.40%        12.77%       5.74%        12.23%       6.16%
Ratios to
 average net
 assets:
Expenses**                 1.22%+       1.25%       1.30%       1.12%+        1.46%+      0.69%+        1.42%+      0.91%+
Net investment
 income**                  0.16%+       0.44%       0.57%       0.07%+        0.26%+      0.05%+        0.66%+      0.08%+
Portfolio
 turnover                 58.08%+     254.35%     209.97%     128.12%+      107.60%+     38.20%+      107.91%+     54.78%+
Net assets (in
 thousands)             $17,773      $14,216     $11,736     $ 9,841       $ 1,349     $ 1,072       $   576     $   410


* Ratios and total return for the year of inception are calculated from the date of inception to the end of the period.

** If certain investment advisory fees and charges of the Trust's custodian and transfer agent had not been assumed by the investment advisor, the ratios of expenses and net income to average net assets would be as follows: for the Intermediate Bond Fund, expenses would have been 0.83%, 0.75%, 0.88% and 0.75% for the six months ended 6/30/96, the years ended 1995 and 1994 and period ended December 31, 1993, respectively. For the Government Money Market Fund, expenses would have been .067%, 0.59%, 0.66% and 0.69% for the six months ended 6/30/96, the years ended 1995 and 1994 and period ended December 31, 1993, respectively. For the Intermediate Bond Fund, net investment income would have been 2.69%, 5.46%, 5.34% and 3.66% for the six months ended 6/30/96, the years ended 1995 and 1994 and period ended December 31, 1993, respectively. For the Government Money Market Fund, the investment income would have been 2.26%, 5.17%, 3.39% and 1.66% for the six months ended 6/30/96, the years ended 1995 and 1994 and period ended December 31, 1993, respectively.

+   Annualized

The per share ratios are calculated using the weighted average number of shares outstanding during the period.


                                            INTERMEDIATE BOND FUND                          GOVERNMENT MONEY MARKET FUND
                                --------------------------------------------------------------------------------------------------
                                 6 Months                                          6 Months
                                   Ended        Year        Year       3/5/93        Ended         Year        Year       3/1/93
                                  6/30/96      Ended       Ended      Through       6/30/96        Ended       Ended      Through
                                (unaudited)   12/31/95    12/31/94    12/31/93    (unaudited)    12/31/95    12/31/94    12/31/93
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at
 beginning of period*             $10.244     $ 9.624     $10.345     $10.000       $ 1.000      $ 1.000     $ 1.000     $ 1.000
----------------------------------------------------------------------------------------------------------------------------------
Net investment income               0.287       0.655       0.589       0.357         0.024        0.059       0.040       0.023
Net realized and unrealized
 gain (loss) on investments        (0.175)      0.740      (0.690)      0.447         0.000        0.000       0.000       0.000
----------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                         0.112       1.395      (0.101)      0.804         0.024        0.059       0.040       0.023
Less:
Distributions from net
 investment income                 (0.280)     (0.655)     (0.580)     (0.357)       (0.024)      (0.059)     (0.040)     (0.023)
Distributions in excess
 of net investment income           0.000      (0.120)     (0.040)     (0.102)        0.000        0.000       0.000       0.000
Distributions from net
 realized gains on securities       0.000       0.000       0.000       0.000         0.000        0.000       0.000       0.000
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                (0.280)     (0.775)     (0.620)     (0.459)       (0.024)      (0.059)     (0.040)     (0.023)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at
 end of period                    $10.076     $10.244     $ 9.624     $10.345       $ 1.000      $ 1.000     $ 1.000     $ 1.000
----------------------------------------------------------------------------------------------------------------------------------
Total return*                        1.20%      14.84%      (1.04)%      8.17%         2.47%        5.87%       4.04%       2.21%
Ratios to average net assets:
Expenses**                           0.53%+      0.27%       0.28%       0.28%+        0.32%+       0.07%       0.00%       0.03%+
Net investment income**              2.83%+      5.94%       5.94%       4.13%+        2.43%+       5.69%       4.04%       2.32%+
Portfolio turnover                  22.64%+     75.07%      94.48%      32.26%+         N/A          N/A         N/A         N/A
Net assets (in thousands)         $ 3,675     $ 3,589     $ 3,010     $ 2,959       $ 5,652      $ 4,393     $ 3,315     $ 1,859
----------------------------------------------------------------------------------------------------------------------------------


                      INVESTMENT OBJECTIVES AND POLICIES

The Funds' investment objectives differ principally in the types of securities selected for investment and the relative importance each Fund places on growth potential, current income and preservation of capital as considerations in selecting investments.

 .  MONETTA FUND, SMALL-CAP FUND, MID-CAP FUND AND LARGE-CAP FUND

Monetta Fund, Small-Cap Fund, Mid-Cap Fund and Large-Cap Fund each seek long-term capital growth by investing in common stocks believed to have above average growth potential. The Funds differ from each other with respect to the (i) market capitalizations of the companies in which they invest and (ii) relative importance placed on investing for current income.

Each Fund's investment approach emphasizes a competitive return in rising markets and preservation of capital in declining markets in an attempt to generate long-term capital growth over a complete business cycle (approximately 3 to 5 years) when compared to the broader stock market indices. The Adviser's emphasis will be on common stocks with improving earnings per share growth, a history of growth and sound management, and a strong balance sheet. The Adviser may invest up to 20% of Monetta Fund's assets and 25% of the assets of Small-Cap Fund, Mid-Cap Fund and Large-Cap Fund's assets in securities not meeting the above criteria but believed by the Adviser to be undervalued based on a company's current price-earnings ratio relative to its estimated earnings growth rate. No Fund intends to invest more than 5% of its assets in derivative securities (options and futures).

The securities in which each Fund invests will be listed on a national securities exchange or traded on an over-the-counter market.

Monetta Fund, Small-Cap Fund, Mid-Cap Fund, Large-Cap Fund and Balanced Fund (in its investments in equity securities, as discussed below) each pursue a selling discipline to preserve capital gains and limit losses. At the time a security is purchased, the Adviser determines approximate prices (on both the upside and the downside) at which a given security will be sold, if such prices are reached. A security will generally be sold if it appreciates or depreciates to the sell points, it becomes less attractive compared to a new stock idea, or company fundamentals deteriorate with little perceived prospect for improvement within a reasonable time frame. The actual timing of the sale of a security may be affected by liquidity constraints or other factors affecting the market for that security. This selling discipline may result in higher than average portfolio turnover.

MONETTA FUND'S primary investment objective is to provide its shareholders with capital appreciation by investing at least 70% of the Fund's assets in equity securities believed to have growth potential. A secondary objective of Monetta Fund is to provide its shareholders with income, in part by investing the balance of the Fund's assets in dividend paying equity securities or in long-term (greater than one year) debt securities. The Fund's investments in long-term debt securities will consist of United States Treasury Notes and Treasury Bonds of various maturities and investment grade securities rated at least A or better by either Moody's Investor Services, Inc. ("Moody's") or Standard and Poor's Corporation ("S&P"). A complete description of the ratings is contained in an appendix to the Statement of Additional Information.

Monetta Fund generally invests in smaller companies with aggregate market capitalizations ranging from $50 million to $1 billion. See "Risks and Investment Considerations--Equity Securities."

SMALL-CAP FUND typically invests in smaller companies with market capitalization of less than $1 billion. See "Risks and Investment Considerations--Equity Securities." Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of small-cap companies.

MID-CAP FUND typically invests in medium-sized companies with market capitalizations of $1 billion to $5 billion. See "Risks and Investment Considerations--Equity Securities." Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of mid-cap companies.

LARGE-CAP FUND typically invests in large companies with market capitalizations in excess of $5 billion. See "Risks and Investment Considerations--Equity Securities." Under normal market conditions, the Fund invests 65% of its total assets in common stocks of large-cap companies.

 .  BALANCED FUND

BALANCED FUND seeks a favorable total rate of return through capital appreciation and current income consistent with preservation of capital, derived from investing in a portfolio of equity and fixed income securities.


The investment approach for Balanced Fund combines the equity growth strategy used for Monetta Fund, Small-Cap Fund, Mid-Cap Fund and Large-Cap Fund and the income strategy employed by Intermediate Bond Fund, as discussed below.


The Fund may emphasize fixed income securities or equity securities or hold equal amounts of both, depending upon the Adviser's analysis of market, financial and economic conditions. Under normal circumstances, the Fund invests at least 80% of its total assets in fixed income and equity securities. At least 25% of the Fund's assets invested in fixed income securities will consist of corporate bonds and debentures rated A or better and securities issued or guaranteed as to principal and interest by the U.S. Government and its agencies and instrumentalities. The Fund does not presently intend to invest more than 10% of its assets in securities rated below investment grade (commonly called "junk bonds") or, if unrated, determined by the Adviser to be of comparable credit quality. See "Risks and Investment Considerations--Debt Securities."


 .  INTERMEDIATE BOND FUND

INTERMEDIATE BOND FUND seeks a high level of current income, consistent with the preservation of capital, by investing primarily in marketable debt securities.

Under normal market conditions, Intermediate Bond Fund invests at least 70% of the value of its total assets (taken at market value at the time of investment) in the following:

(1) Marketable straight-debt securities of domestic issuers, and of foreign issuers payable in U. S. dollars, rated at the time of purchase within the three highest grades assigned by Moody's or by S&P;

(2) Securities issued or guaranteed by the U. S. Government or by its agencies or instrumentalities;

(3) Commercial paper rated Prime-1 by Moody's or A-1 by S&P at time of purchase, or, if unrated, issued or guaranteed by a corporation with any outstanding debt rated A or better by Moody's or by S&P;

(4) Variable rate demand notes, if unrated, determined by the Adviser to be of credit quality comparable to the commercial paper in which the Fund may invest; or

(5) Bank obligations, including repurchase agreements,/*/ of banks having total assets in excess of $500 million.

Under normal market condition, the Fund invests at least 65% of its total assets in bonds and debentures, and at least 75% of its assets in securities with an average life of less than 15 years, and expects that the dollar-weighted average life of its portfolio will be between 3 and 10 years. Average life is the weighted average period over which the Adviser expects the principal to be paid, and differs from stated maturity in that it includes the estimated effect of maturity-shortening devices, such as calls, refundings or redemption provisions of which the Adviser believes it is probable that the issuer will take advantage. With respect to GNMA securities and other mortgage-backed securities, average life is likely to be substantially less than

-----------------------------
/*/ A repurchase agreement is a sale of securities to a Fund in which the seller (a bank or broker-dealer believed by the Adviser to be financially sound) agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time.

the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, average life is typically the next call date on which the Adviser believes it is probable that the obligation will be called. Securities without prepayment or call provisions generally have an average life equal to their stated maturity. During periods of rising interest rates, the average life of mortgage-backed securities and callable obligations may increase substantially because they are not likely to be prepaid, which may result in greater net asset value fluctuation.

The Fund also may invest in other debt securities (including those convertible into or carrying warrants to purchase common stocks or other equity interests, and privately placed debt securities), preferred stocks, and marketable common stocks that the Adviser considers likely to yield relatively high income in relation to cost. Equity securities acquired by conversion or exercise of a warrant may be held by the Fund for a sufficient time to permit orderly disposition or to establish a long-term holding period for tax purposes. If, after purchase by the Fund, the rating of a portfolio security is lost or reduced, the Fund would not be required to sell the security, but the Adviser would consider such a change in deciding whether the Fund should retain the security in its portfolio. See "Risks and Investment Considerations--Debt Securities." Intermediate Bond Fund will not invest more than 20% of its assets in debt securities rated below investment grade or, if unrated, determined by the Adviser to be of comparable credit quality.

 .  GOVERNMENT MONEY MARKET FUND

GOVERNMENT MONEY MARKET FUND seeks maximum current income consistent with safety of capital and maintenance of liquidity. The Fund invests in U.S. Government Securities maturing in thirteen months or less from the date of purchase and repurchase agreements for U.S. Government Securities.

U.S. Government Securities include:

(1) Securities issued by the U.S. Treasury;

(2) Securities issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government that are backed by the full faith and credit guarantee of the U.S. Government;

(3) Securities issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government that are not backed by the full faith and credit guarantee of the U.S. Government; and

(4) Repurchase agreements for securities listed in (1), (2), and (3) above, regardless of the maturities of such underlying securities.

The Fund is a money market fund and follows procedures, described in the Statement of Additional Information, designed to stabilize its net asset value per share at $1.00. The Fund maintains a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share and, in any case, not in excess of 90 days.

The U.S. Government Securities in which the Fund is permitted to invest include:

(i) bills, notes, bonds, and other debt securities, differing as to maturity and rates of interest, that are issued by and are direct obligations of the U.S. Treasury; and (ii) other securities that are issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government and that include, but are not limited to, Federal Farm Credit Banks, Federal Home Loan Banks, Government National Mortgage Association, Farmers Home Administration, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. The Fund also invests in repurchase agreements for U.S. Government Securities. See "Risks and Investment Considerations."

                      RISKS AND INVESTMENT CONSIDERATIONS

RISKS

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The risks inherent in each Fund depend primarily upon the types of securities in the Fund's portfolio, as well as on market conditions. There can be no guarantee that a Fund will achieve its objective.


MONETTA FUND, SMALL-CAP FUND, MID-CAP FUND and LARGE-CAP FUND are designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with seeking capital growth through investment in common stocks.

BALANCED FUND is appropriate for long-term investors who can accept asset value fluctuations from interest rate changes and credit risks associated with fixed income investments, and other risks associated with investments in common stocks.

INTERMEDIATE BOND FUND is appropriate for investors who seek high income with less net asset value fluctuation from interest rate changes than that of a longer-term fund but more net asset value fluctuation than with a shorter-term fund, and who can accept the credit and others risks associated with securities that are high and upper-medium quality. A longer-term bond fund will usually provide a higher yield than an intermediate term fund like Intermediate Bond Fund; conversely, an intermediate term fund usually has less net asset value fluctuation, although there can be no guarantee that this will be the case.

GOVERNMENT MONEY MARKET FUND is designed for investors who seek income with minimum risk (including the risk of principal loss) other than the risk of changes in yield caused by fluctuation in prevailing levels of interest rates. Because Government Money Market Fund's investment policy permits it to invest in
U. S. Government Securities that are not backed by the full faith and credit of the U. S. Government, investment in that Fund may involve risks that are different in some respects from an investment in a fund that invests only in securities that are backed by the full faith and credit of the U. S. Government. Such risks may include a greater risk of loss of principal and interest on the securities in the Fund's portfolio that are supported only by the issuing or guaranteeing U. S. Government agency or instrumentality since the Fund must look principally or solely to that entity for ultimate repayment. There can be no guarantee that Government Money Market Fund will be able at all times to maintain its net asset value per share at $1.00.

INVESTMENT CONSIDERATIONS

EQUITY SECURITIES. Common stocks represent an equity interest in a corporation. Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term. The securities of smaller companies, as a class, have had periods of favorable results and other periods of less favorable results compared to the securities of larger companies as a class. Stocks of small to mid-size companies tend to be more volatile and less liquid than stocks of large companies. Smaller companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure, and may have a smaller public market for their shares.

DEBT SECURITIES. Bonds and other debt instruments are methods for an issuer to borrow money from investors. Debt securities have varying levels of sensitivity to interest rate changes and varying degrees of quality. A decline in prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities. As a result, interest rate fluctuations will affect a Fund's net asset value, but not the income received by a Fund from its portfolio securities. (Because yields on debt securities available for purchase by a Fund vary over time, no specific yield on shares of a Fund can be assured.) In addition, if the bonds in a Fund's portfolio contain call, prepayment or redemption provisions, during a period of declining interest rates, these securities are likely to be redeemed, and the Fund will probably be unable to replace them with securities having a comparable yield. There can be no assurance that payments of interest and principal on portfolio securities will be made when due.

"Investment grade" debt securities are those rated within the four highest ratings categories of Moody's or S&P or, if unrated, determined by the Adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuers to make principal and interest payments than is the case with higher grade bonds. Lower-rated debt securities (commonly called "junk bonds") on balance, are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy; they are likely to be less marketable and more adversely affected by economic downturns than higher-quality debt securities. Convertible debt securities are frequently unrated or, if rated, are below investment grade. For more information, see discussion of debt securities in the Fund's Statement of Additional Information.

SHORT-TERM INVESTMENT. The Funds (other than Government Money Market Fund) may make short-term investments without limitation in periods when the Adviser determines that a temporary defensive position is warranted. Such investments may be in U. S. Government Securities of the type in which Government Money Market Fund may invest; certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million and which are regulated by the U. S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; and demand notes comparable in quality, in the Adviser's judgment, to commercial paper rated in the highest category.

LOANS OF PORTFOLIO SECURITIES. Subject to certain restrictions, Balanced Fund and Intermediate Bond Fund may lend their portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. Balanced Fund, Intermediate Bond Fund and Government Money Market Fund may invest in securities purchased on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons. Government Money Market Fund may purchase securities on a standby commitment basis, which is a delayed-delivery agreement in which the Fund binds itself to accept delivery of a security at the option of the other party to the agreement. When a Fund commits to purchase securities on a when-issued or delayed-delivery basis, the Fund segregates assets to secure its ability to perform and to avoid the creation of leverage.

REPURCHASE AGREEMENTS. Balanced Fund, Intermediate Bond Fund and Government Money Market Fund may enter into repurchase agreements. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

OPTIONS AND FUTURES. Consistent with their objectives, Balanced Fund and Intermediate Bond Fund may each purchase and write both call options and put options on securities and on indexes, and enter into interest rate and index futures contracts and options on such futures contracts (such put and call options, futures contracts, and options on futures contracts are referred to as "derivative products") in order to provide additional revenue, or to hedge against changes in security prices or interest rates. The Fund may write a call or put option only if the option is covered. The Fund will limit its use of futures contracts and options on futures contacts to hedging transactions to the extent required to do so by regulatory agencies. There are several risks associated with the use of derivative products. As the writer of a covered call option, the Fund foregoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option. Because of low margin deposits required, the use of futures contracts involves a high degree of leverage, and may result in losses in excess of the amount of the margin deposit. Since there can be no assurance that a liquid market will exist when the Fund seeks to close out a derivative product position, these risks may become magnified. Because of these and other risks, successful use of derivative products depends on the Adviser's ability to predict correctly changes in the level and the direction of stock prices, interest rates, and other market factors, but even a well-conceived transaction may be unsuccessful because of an imperfect correlation between the securities and derivative product markets. When either Balanced Fund or Intermediate Bond Fund enter into a futures contract, it segregates assets to secure its ability to perform and to avoid the creation of leverage. For additional information, please refer to the Fund's Statement of Additional Information.

PORTFOLIO TURNOVER. Monetta Fund and Small-Cap Fund engage in an above-average number of portfolio transactions. Their annual portfolio turnover rates are likely to exceed 100%, and in some years may exceed 200% (excluding Treasury Bills and other short-term money market instruments which mature in less than one year). Mid-Cap Fund, Large-Cap Fund and Balanced Fund may also engage in an above-average number of portfolio transactions and have an annual portfolio turnover rate exceeding 100%, although that rate is not expected to exceed 200% annually under normal market conditions. A high portfolio turnover rate increases aggregate brokerage commission expenses and taxes which must be borne directly by a Fund and ultimately by its shareholders. These portfolio turnover rates and the resulting commission expenses and taxes are higher on a relative basis than those of mutual funds which may not trade as frequently, including those with a policy of capital appreciation. Substantial trading involves substantial risk and may be speculative. Investors should not consider purchase of a Fund's shares as a complete investment program.

                            INVESTMENT RESTRICTIONS

The Funds' investment restrictions, noted below, and investment objectives cannot be changed without shareholder approval. All investment restrictions for each Fund are described in the Funds' Statement of Additional Information.

 .    MONETTA FUND

In pursuing its investment objective, Monetta Fund will not:

(1) Invest more than 5% of its assets in the securities of any one issuer (except obligations issued or guaranteed by the United States Government, its agencies or instrumentalities);

(2) Buy more than 10% of any class of securities of any one issuer; or

(3) Borrow money in excess of 5% of the value of its total assets, or pledge, mortgage, or hypothecate its assets taken at market value, to an extent greater than 10% of the Fund's total assets taken at cost (and no borrowing may be undertaken except from banks as a temporary measure for extraordinary or emergency purposes).

 . SMALL-CAP FUND
 . MID-CAP FUND
 . LARGE-CAP FUND
 . BALANCED FUND
 . INTERMEDIATE BOND FUND
 . GOVERNMENT MONEY MARKET FUND

In pursuing its investment objective, each Fund will not:

(1) Invest more than 5% of its total assets (valued at the time of investment) in the securities of any one issuer, except U. S. Government Securities and repurchase agreements (this restriction applies to only 75% of the total assets of all Funds except Government Money Market Fund);

(2) Acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any issuer; or

(3) Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then the aggregate borrowings at any one time may not exceed 10% of its assets (at market value). A Fund will not purchase additional securities when its borrowings exceed 5% of total assets.

                               INVESTMENT RETURN

"Average Annual Total Return" for a given period may be computed by finding the average annual compounded rate that would equate a hypothetical initial $1,000 investment to the value of that investment that could be redeemed at the end of the period, assuming reinvestment of all dividends and distributions.

Balanced Fund and Intermediate Bond Fund may quote their yield, calculated by dividing net investment income per share (a hypothetical figure as defined in the SEC rules) during a 30-day period by the net asset value per share on the last day of the period. The yield formula provides for semi-annual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

Because Government Money Market Fund strives to maintain a $1.00 per share value, its return is usually quoted either as a current seven-day yield, calculated by adding the dividends on a Fund share for the previous seven days and restating that yield as an annual rate, or as an effective yield, calculated by adjusting the current yield to assume daily compounding. To obtain current yield information, call 1-800-MONETTA (1-800-666-3882) or write to the address shown on the back cover. Government Money Market Fund may also quote its Total Return or Average Annual Total Return.

In advertising and sales literature, a Fund's performance may be compared to market indexes and to the performance of other mutual funds. A Fund may also publicize its comparative performance as computed in rankings or ratings determined by independent services or publications including Lipper Analytical Services, Inc., Morningstar, Inc. and others.

More information about a Fund's performance is included in its 1995 annual report and 1996 semi-annual report to shareholders, copies of which may be obtained upon request at no charge.

                            HOW TO PURCHASE SHARES

You may purchase shares of any of the Funds by check, by wire (into an existing account only) or by exchange from your account with another Fund. Your initial investment in the Monetta Funds must be at least $1,000, which may be allocated among the Funds so long as at least $250 is invested in each Fund in which you choose to invest. The minimum initial investment for UGMA or UTMA accounts, Automatic Investment Plan accounts and individual retirement accounts is $250. Additional investments in ANY Fund must be at least $50. Each Fund has a minimum account balance of $250. MONETTA FUND SHAREHOLDERS AS OF AUGUST 31, 1995, HOWEVER, WILL BE ALLOWED TO MAINTAIN A MINIMUM ACCOUNT BALANCE OF $100 IN THAT FUND. If you are purchasing shares to be held by a tax-sheltered retirement plan sponsored by the Adviser, you must use special application forms which you can obtain by calling the Funds at 1-800-MONETTA. (See "Shareholder Services-Tax-Sheltered Retirement Plans.") Your purchase order must be received by the Funds' Transfer Agent before the close of regular session trading on the New York Stock Exchange (ordinarily 3:00 p. m., Central time) to receive the net asset value calculated on that day. See "Purchase Price of Shares" below. PURCHASES BY AN INDIVIDUAL SHAREHOLDER CANNOT BE MADE BY TELEPHONING OR FAXING AN APPLICATION TO THE FUNDS OR THE TRANSFER AGENT.

PURCHASE BY CHECK

To purchase shares of a Fund by check, complete and sign the Share Purchase Application included in this Prospectus and return it, with a check or other negotiable bank draft made payable to MONETTA FUNDS, to: MONETTA, C/O FIRSTAR TRUST COMPANY, P. O. BOX 701, MILWAUKEE, WISCONSIN 53201-0701. IF YOU INTEND TO USE AN OVERNIGHT DELIVERY SERVICE, THE APPLICATION AND CHECK SHOULD BE SENT TO:
FIRSTAR TRUST COMPANY, MUTUAL FUND DIVISION, 615 EAST MICHIGAN STREET, 3RD FLOOR, MILWAUKEE, WISCONSIN 53202-5207. If a phone number is requested, use: 1-414-765-4124. Applications will not be accepted unless accompanied by payment. Additional purchases (minimum $50 for any Fund) may be made at any time by mailing a check payable to MONETTA FUNDS, to the address above, together with the detachable form from a prior account statement or a letter indicating the account number to which the subsequent purchase is to be credited and the name(s) of the registered owner(s).

Purchases must be made in U. S. dollars and checks must be drawn on U. S. banks. No cash or third party checks will be accepted. If your order to purchase shares is canceled because your check does not clear, you will be responsible for a $20.00 return item fee and any resulting loss incurred by the Fund.

PURCHASES BY WIRE

Shares may also be purchased by wire transfer of funds INTO AN EXISTING ACCOUNT ONLY. Before wiring funds call Firstar Trust Company at 1-800-241-9772 to ensure prompt and accurate handling of your account. Then, instruct your bank to wire the purchase amount to: Firstar Bank-Milwaukee N. A., 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, ABA number 0750-00022, credit Firstar Trust Company, account number 112-952-137, further credit Monetta Funds, (shareholder name and account number). Your bank may charge you a fee for sending the wire. The Funds will not be responsible for the consequences of any delays, including delays in the banking or Federal Reserve wire systems.

PURCHASES BY EXCHANGE

You may purchase shares by exchange of shares from another existing Fund account either by phone (if you have not declined the Telephone Exchange Privilege on the account form which the exchange is being made) or by mail. Restrictions apply; please review the information under "How to Redeem Shares--By Exchange."

PURCHASES THROUGH INTERMEDIARIES

You may also purchase (and redeem) shares through investment dealers, banks or other institutions. The Funds may enter into an arrangement with such an institution allowing the institution to process purchase orders or redemption requests for its customers with the Funds on an expedited basis, including requesting share purchases and redemptions by telephone. If you purchase shares through an investment dealer, the dealer will be responsible for promptly forwarding your order to the Fund's transfer agent. Although these arrangements might permit you to effect a purchase or redemption of Fund shares through the institution more quickly than would otherwise be possible, the institution may impose charges for its services. Such fees may constitute a substantial portion of a smaller account and may not be in your best interest. You should check with the investment dealer, bank or other institution through which you purchased Fund shares to determine if that institution offers telephone redemptions. You may purchase or redeem shares directly from the Funds without any charges other than those described in this Prospectus. In some cases, the Funds and the Adviser may enter into arrangements with such intermediaries by which a Fund may pay to such an intermediary up to 0.25% of the value of shares purchased through that intermediary, to compensate the intermediary for the services provided to those Fund shareholders and the intermediary's distribution-related services. Any payments by a Fund would be pursuant to its Service and Distribution Plan. Any such payments by a Fund are borne by all Fund shareholders, not just those purchasing shares through such intermediaries. See "Management of the Funds-Service and Distribution Plan." The Adviser may pay additional amounts to such intermediaries from the Adviser's own resources.

PURCHASE PRICE OF SHARES

The price paid for shares is the net asset value per share of a Fund next determined after receipt by Firstar Trust Company (the "Transfer Agent") of your purchase order in proper form. (See "Determination of Net Asset Value.") Money sent to purchase additional shares for existing accounts must be accompanied by the shareholder's account number. Money sent to open a new account must be preceded or accompanied by a completed application form.

CONDITIONS OF PURCHASE

All of your income dividends and capital gain distributions will be reinvested in additional shares of the Fund paying the dividend or distribution unless you elect to have distributions paid to you in cash. (See "Dividends, Distributions and Taxes.") Each Fund reserves the right to reinvest the proceeds and future distributions in additional Fund shares at the current net asset values if checks mailed to you for distributions are returned as undeliverable or are not presented for payment within six months.

A purchase order for Fund shares is not binding until accepted and entered on the books of that Fund. Once your purchase order has been accepted, you may not cancel or revoke it; however, you may redeem the shares. The Funds reserve the right not to accept any purchase order that it determines not to be in the best interest of the Fund or of a Fund's shareholders. Election of the Telephone Exchange Privilege authorizes the Funds and the Transfer Agent to tape-record instructions to purchase. Reasonable procedures are used to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your application and requiring permission to record the conversation. You will bear the risk of loss due to unauthorized or fraudulent instructions regarding your account, although the Funds may have a risk of such loss if reasonable procedures were not used. The Funds also reserve the right to waive or change the investment minimums for any reason. Monetta Fund and the Trust do not issue certificates for Fund shares because of the availability of the telephone exchange and redemption privileges.


                             HOW TO REDEEM SHARES

FOR CASH

In Writing. You may redeem all or part of the shares in your account without charge by sending a written redemption request "in good order" to the Transfer Agent, Firstar Trust Company, P. O. Box 701, Attention: Monetta Funds, Milwaukee, Wisconsin 53201-0701. If you intend to use an overnight delivery service, please send to: Firstar Trust Company, Mutual Fund Division, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202-5207. A redemption request will be considered to have been received in good order if the following conditions are satisfied:

(1) The request must be in writing, indicating the Fund, the number of shares or dollar amount to be redeemed, and the shareholder's account number;

(2) The request must be signed by the shareholder(s) exactly as the shares are registered;

(3) The signature(s) on the written redemption request must be guaranteed if the shares to be redeemed have a value of $50,000 or more or the redemption proceeds are to be sent to an address other than your address of record (see "Signature Guarantee" below).

(4) Corporations and associations must submit with each request a form of acceptable resolution; and

(5) Other supporting legal documents may be required from organizations, executors, administrators, trustees, or others acting on accounts not registered in their names.

SHARES MAY NOT BE REDEEMED BY FACSIMILE OR BY TELEPHONE (except for a telephone exchange).

Signature Guarantee. The signature on your redemption request must be guaranteed if the redemption proceeds are $50,000 or more, when the proceeds are to be mailed to an address other than your address of record or if a change of address request has been received by the Fund or transfer agent within the last 15 days. The guarantor must be a bank, member firm of a national securities exchange, savings and loan association, credit union, or other entity authorized by state law to guarantee signatures. A notary public may not guarantee signatures. The signature guarantee must appear on the written redemption request (the guarantor must use the phrase "signature guaranteed" and must include the name of the guarantor bank or firm and an authorized signature).


By Telephone. You may redeem shares having a value up to $50,000 by calling Firstar at 1-800-241-9772, if you have authorized the Funds to accept telephone instructions for your account. Telephone redemptions can be authorized on the account application. Reasonable procedures are used to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on the purchase application and recording the conversation. The shareholder bears the risk of any loss that might result from a fraudulent instruction, although a Fund may bear such risk if reasonable procedures were not used. To reduce the risk of a fraudulent instruction, proceeds of telephone redemptions may be sent only to the shareholder's address of record or to a bank or brokerage account designated by the shareholder, in writing, on the purchase application or in a letter with the signature(s) guaranteed. The Funds reserve the right to record all telephone redemption requests. See "General Redemption Policies," below.

For Information on how to redeem shares through intermidiaries see "How to Purchase Shares - Purchases Through Intermidiaries"

BY EXCHANGE

By writing (without charge) to, or by telephoning (for a fee) the Transfer Agent, you may exchange all or any portion of your shares of any of the Monetta Funds for shares of another Fund offered by Monetta for sale in your state. A signed, properly completed Share Purchase Application must be on file. AN EXCHANGE TRANSACTION IS A SALE AND PURCHASE OF SHARES FOR FEDERAL INCOME TAX PURPOSES AND MAY RESULT IN CAPITAL GAIN OR LOSS. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the Fund being purchased. Unless you have elected to receive your dividends in cash, on an exchange of all shares, any accrued unpaid dividends will be invested in the Fund to which you exchange on the next business day. An exchange may be made by following the redemption procedure described above and indicating the Fund to be purchased, except that a signature guarantee normally is not required.

To use the Telephone Exchange Privilege to exchange between your Monetta accounts in the amount of $250 or more, call 1-800-241-9772 before 3:00 p. m., Central time. The Funds' Transfer Agent imposes a charge (currently $5.00) for each Telephone Exchange. The general redemption policies apply to redemption of shares of Telephone Exchange. See "General Redemption Policies" below. The Funds reserve the right at any time without prior notice to suspend or terminate the use of the Telephone Exchange Privilege by any person or class of persons, or to terminate the Privilege in its entirety. Because such a step would be taken only if their respective Boards believe it would be in the best interests of the Funds, the Funds expect to provide shareholders with prior written notice of any such action unless it appears that the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Funds. If the Funds were to suspend, limit, modify, or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange.

BY CHECKWRITING - GOVERNMENT MONEY MARKET FUND ONLY

An investor in the Government Money Market Fund may request on the Share Purchase Application that the Government Money Market Fund provide redemption checks drawn on the Fund. Checks may be in amounts of $500 up to $50,000. The shares redeemed by check will continue earning dividends until the check has cleared. Checks will not be returned. If selected on the Application Form, a book of 10 checks and 2 deposit forms will be sent to the shareholder. Additional checks and deposit forms will be sent to the shareholder upon request for a fee of $5.00 per book. This amount will be deducted from the shareholder's account. In order to establish this checkwriting privilege after an account has been opened, the shareholder must send a written request to the Government Money Market Fund, P. O. Box 701, Attention: Monetta Funds, Milwaukee, Wisconsin 53201-0701. A fee of $20 will be charged for each stop payment request. If there are insufficient shares in the shareholder's account to cover the amount of the redemption by check, the check will be returned marked "insufficient funds," and a fee of $20 will be charged to the shareholder's account. Because dividends on the Fund accrue daily, checks may not be used to close an account, as a small balance is likely to result. The Checkwriting Privilege is only available to Government Money Market Fund shareholders. The Checkwriting Privilege is not available for IRAs or other retirement accounts.

REDEMPTION PRICE

The redemption price will be the net asset value (see "Determination of Net Asset Value") per share of the Fund next determined after receipt by the Transfer Agent of a redemption request in good order. This means that your redemption request (including a telephone exchange request) must be received in good order by the Transfer Agent before the close of regular session trading on the New York Stock Exchange (ordinarily 3:00 p. m., Central time) to receive the net asset value calculated that day. The principal value and return on your investment will fluctuate and on redemption your shares may be worth more or less than your original cost.

GENERAL REDEMPTION POLICIES

You may not cancel or revoke your redemption request once instructions have been received and accepted. The Funds cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please telephone the Funds if you have any question about requirements for a redemption before submitting your request. If you wish to redeem shares held by one of the tax-sheltered retirement plans sponsored by the Adviser, special procedures of those plans apply. (See "Tax-Sheltered Retirement Plans.") If you request payment of redemption proceeds by wire, you must pay the cost of the wire (currently $10.00).

YOUR REDEMPTION REQUEST MUST BE SENT TO THE TRANSFER AGENT AT ITS ADDRESS IN MILWAUKEE SHOWN ON THE BACK COVER. IF A REDEMPTION REQUEST IS SENT DIRECTLY TO THE FUNDS, IT WILL BE FORWARDED TO THE TRANSFER AGENT AND WILL RECEIVE THE REDEMPTION PRICE NEXT CALCULATED AFTER RECEIPT BY THE TRANSFER AGENT. If you redeem shares though an investment dealer, the dealer will be responsible for promptly forwarding your request to the Fund's transfer agent. The Funds do not consider the U. S. Postal Service or other independent delivery services to be its agents. Deposit in the mail or with such services or receipt of redemption requests at Firstar Trust Company's Post Office Box does not constitute receipt by Firstar Trust Company or the Funds. CORRESPONDENCE BY OVERNIGHT COURIER SHOULD BE SENT TO FIRSTAR TRUST COMPANY, 615 EAST MICHIGAN STREET, 3RD FLOOR, MILWAUKEE, WISCONSIN 53202-5207. The Funds generally pay proceeds of a redemption no later than seven days after proper instructions are received. If you attempt to redeem shares within 15 days after they have been purchased by check, a Fund may delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected.

During periods of volatile economic and market conditions, you may have difficulty placing your redemption or exchange by telephone which might delay implementation of the redemption or exchange. Use of the Telephone Redemption or Exchange Privilege authorizes the Funds and the Transfer Agent to tape-record all instructions to redeem shares. Reasonable procedures are used to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your application and requiring permission to record the conversation. You will bear the risk of loss due to unauthorized or fraudulent instructions regarding your account, although the Funds may have a risk of such loss if reasonable procedures were not used.

Because of the relatively high cost of maintaining smaller accounts, the Funds reserve the right to redeem shares in any account with a balance of less than $250 in share value. Prior to any such redemption, a Fund will give the shareholder thirty days' written notice during which time the shareholder may increase his investment to avoid having his shares redeemed. The $250 minimum balance will be waived if the account balance drops below the required minimum due to market erosion. MONETTA FUND SHAREHOLDERS AS OF AUGUST 31, 1995 WILL BE ALLOWED TO MAINTAIN A MINIMUM ACCOUNT BALANCE OF $100 IN THAT FUND.


                  DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

Monetta Fund, Small-Cap Fund, Mid-Cap Fund and Large-Cap Fund declare and pay income dividends, if any, at least annually. Balanced Fund pays income dividends, if any, quarterly. Intermediate Bond Fund declares and pays income dividends monthly. Income dividends of Government Money Market Fund are declared daily and paid monthly. Capital gains, if any, are distributed by each Fund at least annually. Distributions of a Fund are automatically reinvested in additional shares of that Fund unless you elect payment in cash. Cash dividends can be sent to you by check or deposited directly into your bank account. Call the Transfer Agent at 1-800-241-9772 for more information and forms to sign up for direct deposit.

Each Fund is a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and thus not be subject to Federal income taxes on amounts it distributes to shareholders.

Each Fund will distribute all of its net income and gains to shareholders. Dividends from investment income and net short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are taxable as long-term gains regardless of the length of time you have held your shares in a Fund. Distributions will be taxable to you whether received in cash or reinvested in shares of a Fund. You will be advised annually as to the source of your distributions for tax purposes. If you are not subject to income taxation, you will not be required to pay tax on amounts distributed to you. If you purchase shares shortly before a record date for a distribution you will, in effect, receive a return of a portion of your investment, but the distribution will be taxable to you even if the net asset value of your shares is reduced below your cost. However, for Federal income tax purposes your original cost would continue as your tax basis.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Funds may be required to withhold Federal income tax, currently at the rate of 31% ("backup withholding"), from dividend, capital gain and redemption payments to you. Your dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income. These certifications are contained in the Share Purchase Application, which you should complete and return when you make your initial investment.


                       DETERMINATION OF NET ASSET VALUE

The purchase and redemption price of each Fund's shares is its net asset value per share. The net asset value of a share of each Fund is determined as of the close of trading on the New York Stock Exchange (currently 3:00 p. m., Central time) by dividing the difference between the values of the Fund's assets and liabilities by the number of shares outstanding. This is referred to as "net asset value per share", which is determined as of the close of regular session trading at the New York Stock Exchange on each day on which that exchange is open for trading. A security listed or traded on a national securities exchange or traded on the Nasdaq National Market is valued at its last quoted sales price on the day the valuations are made. Listed securities and securities traded on the over-the-counter market that do not trade on a particular day are valued at the mean between the quoted bid and asked price.

VALUATION

Securities for which market quotations are readily available at the time of valuation are valued on that basis. Each security traded on a national stock exchange is valued at its last sale price on that exchange on the day of valuation or, if there are no sales that day, at the mean of the latest bid and asked quotations. Each over-the-counter security for which the last sale price on the day of valuation is available from the Nasdaq National Market is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the mean of the latest bid and asked quotations. Long-term straight-debt securities for which market quotations are not readily available are valued at a fair value based on valuations provided by pricing services approved by the respective Boards, which may employ electronic data processing techniques, including a matrix system, to determine valuations. Short-term debt securities for which market quotations are not readily available are valued by use of a matrix prepared by the Adviser based on quotations for comparable securities. Other assets and securities held by a Fund for which these valuation methods do not produce a fair value are valued by a method that the Board believes will determine a fair value.

VALUATION OF GOVERNMENT MONEY MARKET FUND

Government Money Market Fund attempts to maintain its net asset value at $1.00 per share. Portfolio securities are valued based on their amortized cost, which does not take into account unrealized gains or losses. Other assets and securities of the Fund for which this valuation method does not produce a fair value are valued at a fair value determined by the Board. The extent of any deviation between the Fund's asset value based upon market quotations or equivalents and $1.00 per share based on amortized cost will be examined by the Board of Trustees. If such deviation were to exceed 1/2 of 1%, the Board would consider what action, if any, should be taken, including selling portfolio instruments, increasing, reducing or suspending distributions, or redeeming shares in kind.


                             SHAREHOLDER SERVICES

REPORTING TO SHAREHOLDERS

You will receive a confirmation statement reflecting each of your purchases and redemptions of shares of a Fund, as well as periodic statements detailing distributions made by each Fund of which you are a shareholder. You may elect to receive a combined statement for all Funds for which you are a shareholder. In addition, you will receive semi-annual and annual reports showing the portfolio holdings of each Fund and annual tax information.

CERTAIN ACCOUNT CHANGES

Investors who wish to make a change in their address of record, a change in investments made through an automatic investment plan or a change in the manner in which dividends are received may do so by calling the transfer agent at 1-800-241-9772.

AUTOMATIC INVESTMENT PLAN

The Funds have an Automatic Investment Plan which permits an existing shareholder to purchase additional shares of any Fund (minimum $50 per transaction) at regular intervals. Under the Automatic Investment Plan, shares are purchased by transferring funds from a shareholder's checking, bank money market, NOW account, or savings account in an amount of $50 or more designated by the shareholder. At your option, the account designated will be debited and shares will be purchased on the date elected by the shareholder. There must be a minimum of seven days between automatic purchases. If the date elected by the shareholder is not a business day, funds will be transferred the next business day thereafter. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. To establish an Automatic Investment Account, complete and sign Section 7 of the Shareholder Purchase Application included in this Prospectus and send it to the Transfer Agent. You may cancel this privilege or change the amount of purchase at any time by calling 1-800-241-9772 or by mailing written notification to: MONETTA, C/O FIRSTAR TRUST COMPANY, P.O. BOX 701, MILWAUKEE, WISCONSIN 53201-0701. The change will be effective five business days following receipt of your notification by the Transfer Agent. A Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. However, a $20.00 fee will be imposed by Firstar Trust Company if sufficient funds are not available in the shareholder's account at the time of the automatic transaction.

SYSTEMATIC EXCHANGE PLAN

The Funds offer a Systematic Exchange Plan whereby a shareholder may automatically exchange shares (in increments of $250 or more) of one Monetta Fund into another on any day, either monthly or quarterly, the shareholder chooses. For additional information and a Systematic Exchange Plan form, please call Firstar Trust Company at 1-800-241-9772. Before participating in the Systematic Exchange Plan, an investor should consult a tax or other financial adviser to determine the tax consequences of participation.

SYSTEMATIC WITHDRAWAL PLAN

The Funds offer a Systematic Withdrawal Plan for shareholders who own shares of any Fund worth at least $10,000 at current net asset value. Under the Systematic Withdrawal Plan, a fixed sum (minimum $500) will be distributed at regular intervals (on any day, either monthly or quarterly). In electing to participate in the Systematic Withdrawal Plan, investors should realize that within any given period the appreciation of their investment in a particular Fund may not be as great as the amount withdrawn. A shareholder may vary the amount or frequency of withdrawal payments or temporarily discontinue them by notifying Firstar Trust Company at 1-800-241-9772. The Systematic Withdrawal Plan does not apply to shares of any Fund held in Individual Retirement Accounts or defined contribution retirement plans. For additional information or to request an application please call Firstar Trust Company at 1-800-241-9772.


                        TAX-SHELTERED RETIREMENT PLANS

The Adviser offers prototype tax-sheltered retirement plans for individuals, businesses and nonprofit organizations. Please call 1-800-MONETTA for booklets describing the following programs and the forms needed to establish them:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAs) for employed individuals and their non-employed spouses.

MONEY PURCHASE PENSION AND PROFIT SHARING PLANS, including salary deferral (401(k)) plans, for self-employed individuals, partnerships and corporations.


403(b) RETIREMENT PLANS for nonprofit organizations.

SAVINGS INCENTIVE MATCH PLANS (SIMPLE-IRAs) permitting employers to provide retirement benefits, including salary deferral, to their employees using IRAs and minimizing administration and reporting requirements.

                            MANAGEMENT OF THE FUNDS

     The Board of Directors of Monetta Fund and the Board of Trustees of the Trust have overall responsibility for the conduct of the affairs of their respective Funds.

INVESTMENT ADVISER

     Each Fund's investments are managed by the investment adviser, MONETTA FINANCIAL SERVICES, INC. (the "Adviser"). Subject to the overall authority of the respective Boards, the Adviser manages the business and investments of the Funds under investment advisory agreements. The Adviser also furnishes all office space, equipment and personnel used by it in performing its duties and pays all of each Fund's ordinary operating expenses except the fees of the custodian and transfer agent, fees and expenses of the non-interested board members and payments under a Fund's Service and Distribution Plan. The Adviser is controlled by Robert S. Bacarella, the President and Founder of Monetta Fund and the Trust, whose principal occupation has been in the field of money management since 1972. The Adviser's address is 1776-A S. Naperville Road, Suite 207, Wheaton, IL 60187.

     The Adviser employs a team approach to management of the Fund. The management team is comprised of the lead portfolio manager, other Adviser portfolio managers and research analysts. Team members share responsibility for providing ideas, information, knowledge and expertise in managing the Fund. Each team member has one or more areas of expertise that is applied to the management of the Fund. Daily decisions on portfolio selection rest with the lead portfolio manager who utilizes the input and advice of the management team in making purchase and sale determinations.

     Effective November 8, 1996, Robert S. Bacarella and Kevin D. Moore are co-managers of Mid-Cap Fund, Large Cap Fund, Balanced Fund, Intermediate Bond Fund and Government Money Market Fund.

     Mr. Bacarella has been Chairman and CEO since October, 1996, Director since 1984 and President of the Adviser from 1984 to 1996. He has served as the portfolio manager of Monetta Fund since it began operations. Mr. Bacarella was Director - Pension Fund Investments, for Borg-Warner Corporation until 1989.

     Mr. Moore joined the Adviser as senior analyst in October 1995. He has served as the co-manager of Large-Cap Fund and Balanced Fund since May, 1996. Mr. Moore was a senior portfolio manager and Vice President of First of America Investment Corporation from 1992 to 1995. He was directly responsible for managing over $450 million in assets.

     In return for its services, and for the assumption of each Fund's ordinary operating expenses except the fees and expenses of the custodian, transfer agent, the fees and expenses of the non-interested directors and trustees and payments under a Fund's Service and Distribution Plan, the Adviser receives a monthly fee from each Fund based on that Fund's average net assets, computed and accrued daily. The annualized rate of fee for Monetta Fund is 1% of average net assets, for each of Small-Cap Fund, Mid-Cap Fund and Large-Cap Fund is .75 of 1% of average net assets; that of Balanced Fund is .40 of 1% of average net assets; that of Intermediate Bond Fund is .35 of 1% of average net assets; and that of Government Money Market Fund is .25 of 1% of average net assets.

     Monetta Fund, the Trust and the Funds use "Monetta" in their names by license from the Adviser and would be required to stop using those names if Monetta Financial Services ceased to be the Adviser. The Adviser has the right to use the name for other enterprises, including other investment companies.

     The Adviser seeks the best combination of net price and execution in selecting broker-dealers to execute portfolio transactions for the Funds. Subject to that overriding consideration, and consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., the Adviser may consider sales of Fund shares, or recommendations that clients purchase Fund shares, as a factor in the selection of broker-dealers to execute transactions for the Funds. Brokerage transactions for the Funds may be executed through Monetta Brokerage, Inc., a registered broker-dealer and an affiliate of the Adviser.

At September 30, 1996, the Adviser owned 56.3% of the outstanding shares of the Balanced Fund, 18.6% of the outstanding shares of the Government Money Market Fund, 27.3% of the outstanding shares of the Intermediate Bond Fund, 10.0% of the outstanding shares of the Large-Cap Fund and less than 1% of the Mid-Cap Fund. Ownership of a majority of the outstanding shares of the Government Money Market Fund gives the Adviser control over the outcome of any matter requiring approval of the shareholders of Government Money Market Fund, and ownership of a significant percentage of the outstanding shares of the Trust reduces the number of other shares that must be voted in accordance with the Adviser's vote to approve or disapprove any proposal requiring the approval of the shareholders of the Trust.

DISTRIBUTOR

Shares of each Fund are distributed by Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109.

DISTRIBUTION AND SERVICE PLAN

Pursuant to a Service and Distribution Plan (the "Plan") adopted by each series of the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940 as amended (the "Act"), each series of the Trust may enter into agreements with service organizations and may compensate those organizations for their accounting, shareholder services and distribution services in amounts up to .25 of 1% for Small-Cap Fund, Mid-Cap Fund, Large-Cap Fund, Balanced Fund and Intermediate Bond Fund and .10 of 1% for Government Money Market Fund per annum of the values of accounts of shareholders purchasing through such organizations. In addition, each Fund may pay for other services relating to distribution of Fund shares, including the fees and expenses of the distributor, the registration fees payable to the states and other jurisdictions in which Fund shares are offered for sale, and the cost of printing prospectuses and shareholder reports used for marketing purposes. The maximum amounts payable by a Fund under the Plan, for service fees and other distribution related expenses, are .10 of 1% of the average net assets of Government Money Market Fund and .25 of 1% of the average net assets of each of Small-Cap Fund, Mid-Cap Fund, Large-Cap Fund, Balanced Fund and Intermediate Bond Fund. Additional service fees and additional amounts for other distribution-related expenses may be paid by the Adviser from its own resources.

                               OTHER INFORMATION

All shareholder inquiries and instructions concerning Fund accounts should be directed to: MONETTA, c/o Firstar Trust Company, P. O. Box 701, Milwaukee, Wisconsin 53201-0701.

In approving the use of a single combined Prospectus, the Board of Directors of Monetta Fund and the Board of Trustees of the Trust considered the possibility that one Fund might be liable for misstatements in the Prospectus regarding information concerning another Fund.

 .    MONETTA FUND

Monetta Fund is an open-end diversified management investment company incorporated under the laws of the State of Maryland on October 16, 1985.

The Fund has one class of capital stock, $0.01 par value. Each full share is entitled to one vote and to participate equally in dividends and distributions declared by the Fund (fractional shares have the same rights, proportionally, as full shares). Fund shares are fully paid and non-assessable when issued and have no preemptive, conversion or exchange rights. The obligations and liabilities associated with ownership or shares in the Fund are limited to the extent of a shareholder's investment in the Fund.

Voting rights are non-cumulative, so that the holders of more than 50% of the shares voting in any election can, if they choose to do so, elect all of the directors of the Fund.

As a Maryland corporation registered under the Investment Company Act of 1940, the Fund is not required to hold routine annual meetings of shareholders and does not expect to do so. Maryland law permits shareholders to remove directors and requires the Fund to assist in shareholder communication under certain circumstances.

 .    THE TRUST

Small-Cap Fund, Mid-Cap Fund, Large-Cap Fund, Balanced Fund, Intermediate Bond Fund and Government Money Market Fund are each a series of Monetta Trust, which was organized as a Massachusetts business trust on October 20, 1992 and is an open-end diversified management investment company.

Under the terms of the Trust's agreement and declaration of trust ("Declaration of Trust"), the trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the trustees. All shares issued are fully paid and non-assessable when issued and have no pre-emptive, conversion or exchange rights.

Each Fund's shares are entitled to participate pro rata in any dividends and other distributions declared by the Board of Trustees with respect to shares of that Fund. All shares of a Fund have equal rights in the event of liquidation of that Fund.

Under Massachusetts law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust's obligations. However, the Declaration of Trust disclaims liability of the shareholders, trustees, and officers of the Trust for acts or obligations of any Fund, which are binding only on the assets and property of that Fund. The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the Board of Trustees. The Declaration of Trust provides for indemnification out of a Fund's assets of all losses and expenses of any Fund shareholder held personally liable for the Fund's obligations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself is unable to meet its obligations. The risk of a particular Fund incurring financial loss on account of an unsatisfied liability of another Fund of the Trust is also believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other Fund was unable to meet its obligations.

Each share has one vote and fractional shares have fractional votes. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement. On any matters submitted to a vote of shareholders, shares are voted by individual series and not in the aggregate, except when voting in the aggregate is required by the 1940 Act of other applicable law. Shares of a Fund are not entitled to vote on any matter not affecting that Fund. All shares of the Trust vote together in the election of trustees.

The trustees serve indefinite terms of unlimited duration. The trustees appoint their own successors, provided that at least two-thirds of the trustees, after any such appointment, have been elected by the shareholders. Shareholders may remove a trustee, with or without cause, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, respectively. A trustee may be removed with or without cause upon the written declaration of a majority of the trustees.

                 TABLE OF CONTENTS


Summary                                             2
Fund Expenses                                       4
Financial Highlights                                5
Investment Objectives and Policies                  8
Risks and Investment Considerations                11
Investment Restrictions                            13
Investment Return                                  14
How to Purchase Shares                             14
How to Redeem Shares                               16
Dividends, Distributions and Federal Taxes         19
Determination of Net Asset Value                   20
Shareholder Services                               20
Tax-Sheltered Retirement Plans                     21
Management of The Funds                            22
Other Information                                  23

SHAREHOLDERS NOTE:

  SEND ALL SHARE PURCHASE APPLICATIONS, CHANGES OF ADDRESS, REQUESTS FOR ACCOUNT INFORMATION AND REDEMPTION REQUESTS TO THE TRANSFER AGENT

  Firstar Trust Company
  P. O. Box 701
  Milwaukee, WI  53201-0701
  1-800-241-9772

  Hearing Impaired Services
  TDD  1-800-684-3416


INVESTMENT ADVISER:

Monetta Financial Services, Inc.


ADDRESS OF FUNDS AND ADVISER:

1776-A South Naperville Road
Suite 207
Wheaton, Illinois  60187-8133


DISTRIBUTOR:

Funds Distributor, Inc.
Boston, Massachusetts 02109

AUDITORS:

KPMG Peat Marwick LLP
Chicago, Illinois  60601


LEGAL COUNSEL:

Bell, Boyd & Lloyd
Chicago, Illinois  60602


                               [LOGO OF MONETTA]


                              Monetta Fund, Inc.
                            Monetta Small-Cap Fund
                          Monetta Mid-Cap Equity Fund
                         Monetta Large-Cap Equity Fund
                             Monetta Balanced Fund
                        Monetta Intermediate Bond Fund
                     Monetta Government Money Market Fund


                             No-Load Mutual Funds


                              No Redemption Fees



                                  PROSPECTUS



                               FEBRUARY 2, 1997

                           SHARE PURCHASE APPLICATION

Mail Completed Application to:  Overnight Express Mail to:
  Monetta                         Monetta
  Mutual Fund Services            Mutual Fund Services, 3rd Floor
  P.O.Box 701                     615 East Michigan Street
  Milwaukee, WI 53201-0701        Milwaukee, WI 53202

                                                                   1-800-MONETTA

      Use this form for individual, custodial, trust, profit sharing or pension plan accounts. Do not use this form for Monetta Funds-sponsored IRA, Defined Contribution (401(k) or 403(b)) plans which require forms available from Monetta Funds. For information please call 1-800-666-3882.
===============================================================================
1.  ACCOUNT REGISTRATION


[_] Individual

    Name
    ---------------------------------------------------------------------------

    Social Security Number              Citizen of  [_] US  [_] Other
    ===========================================================================
[_] Joint Owner*

    Name
    ---------------------------------------------------------------------------

    Social Security Number              Citizen of  [_] US  [_] Other
    ===========================================================================
[_] Gift to Minor

    Custodian
    ---------------------------------------------------------------------------

    Minor                               Minor's Birthdate
    ---------------------------------------------------------------------------
    Minor's Social Security Number      Citizen of  [_] US  [_] Other
    ===========================================================================
[_] Corporation, Partnership or Other Entity

    Name of Entity
    ---------------------------------------------------------------------------
    Taxpayer Identification Number
    ---------------------------------------------------------------------------
    . A corporate resolution form or certificate is required for corporate accounts.
    ===========================================================================
[_] Trust, Estate or Guardianship

    Name
    ---------------------------------------------------------------------------
    Name of Fiduciary(ies)
    ---------------------------------------------------------------------------
    Taxpayer Identification Number      Date of Trust
    ===========================================================================
    .  Additional documentation and certification may be requested.

* Registration will be Joint Tenants with Rights of Survivorship (JTWROS) unless otherwise specified
===============================================================================

2. MAILING ADDRESS                      [_] Send Duplicate Confirmations To:

---------------------------------           ------------------------------------
Street, Apt.                                Name

---------------------------------           ------------------------------------
City, State, Zip Code                       Street, Apt.

---------------------------------           ------------------------------------
Daytime Phone Number                        City, State, Zip Code
================================================================================

3. INVESTMENT INSTRUCTION & DISTRIBUTION


     The minimum initial investment is $1,000 for shares in any of the Monetta Funds which may be allocated among the Funds so long as at least $250 is invested in each Fund in which you choose to invest (For UGMA, AIP, or IRA the minimum initial investment is $250). Subsequent investment to any Fund is $50 (also $50 for the Automatic Investment Plan).

                             DISTRIBUTION OPTIONS
                          Capital Gains and Dividends
                                            Amount       Reinvested   Cash
[_] Monetta Fund                            $            [_]          [_]
--------------------------------------------------------------------------------

[_] Monetta Small-Cap Fund                  $            [_]          [_]
--------------------------------------------------------------------------------
[_] Monetta Mid-Cap Equity Fund             $            [_]          [_]
--------------------------------------------------------------------------------
[_] Monetta Large-Cap Equity Fund           $            [_]          [_]
--------------------------------------------------------------------------------
[_] Monetta Balanced Fund                   $            [_]          [_]
--------------------------------------------------------------------------------
[_] Monetta Intermediate Bond Fund          $            [_]          [_]
--------------------------------------------------------------------------------
[_] Monetta Government Money Market Fund    $            [_]          [_]
--------------------------------------------------------------------------------
    Total Investment                      $              (If no distribution
                                           ============  option is checked,
                                                         dividends and capital
                                                         gains will be
                                                         reinvested.)

4. CHECKWRITING (Monetta Government Money Market Fund Only. Not available for IRA or other retirement accounts.)

[_] Check this box if you would like to establish check redemption privileges for the Monetta Government Money Market Fund and have 10 checks and 2 deposits forms printed. Each additional book of checks and deposit forms will be $5.00. This amount will be deducted from your account. Check redemption privileges are subject to the conditions on the reverse side.

                              ---------------------------------------------

                              ---------------------------------------------

                              ---------------------------------------------
                              Account Number (For Bank Use Only)

    ----------------------------------------------------------------------------
    Name on Monetta Government Money Market Fund Account (must be the same as Account Registration-please print)

    ----------------------------------------------------------------------------
    Authorized Signature(s) (For joint accounts, all owners must sign.)

    For a corporate, trust, or other entity, or a joint account, how many authorized signatures are required?
================================================================================

5. BACKUP WITHHOLDING

[_] Check this box only if the IRS has notified you that you are subject to backup withholding.
================================================================================

6. Telephone Exchange Privilege

     You automatically have the Telephone Exchange Privilege unless you check the box below. Under this Privilege, the Funds and their transfer agent are authorized to accept telephone instructions from any person to redeem shares from your account and apply the proceeds to purchase shares for your account in another Fund offered by Monetta, for sale in your state ("exchange"). The Exchange Privilege may not be used to redeem shares purchased by check (except certified and cashier checks) within the preceding 15 days. Telephone exchanges must be for at least $250. Telephone exchanges may be made only to accounts with identical registrations. You further agree that your election shall continue until five business days after the Fund and its transfer agent receive written notice of termination from you. The Privilege will be transferred automatically to any new account you open within the Fund into which a telephone or written exchange is made. See the statements below under "Signature."

      [_] DECLINE TELEPHONE EXCHANGE. If you want to establish a Telephone
          Exchange Privilege at a later date, you will be required to obtain a signature guarantee.
================================================================================

7. AUTOMATIC INVESTMENT PLAN (AIP) Your signed Application must be received at least 15 business days prior to initial transaction. An unsigned voided check from your checking account or a savings account deposit slip is required with your application.

     In many cases, the key to achieving long-term investment objectives is a periodic and consistent investment program. The Funds' Automatic Investment Plan will provide you with an easy and systematic approach to investing. Based on your instructions, Firstar Trust Company, the transfer agent for Monetta Funds, will automatically transfer money directly from your checking, bank money market, NOW account or savings account named below on the day of each month or funds will be transferred the next business day thereafter. If you have any questions, call 1-800-MONETTA.

     Your Monetta account must be established with $250 minimum deposit before the Plan goes into effect. Please start my AIP as described in the Prospectus beginning: Month __________ Year ______. I hereby instruct Firstar Trust Company, transfer agent for Monetta Funds, to automatically transfer $_________ (minimum $50) directly from my checking, Now or savings account named below on the ______ day of each month or the first business day thereafter into my _______________________ account. I understand that I will be assessed a $20 fee if the automatic purchase cannot be made due to insufficient funds, stop payment, or for any other reason.

Name(s) on Bank Account
                        --------------------------------------------------------
Bank Name                             Account Number
          ---------------------------                ---------------------------
Bank Address
             -------------------------------------------------------------------


------------------------------------   -----------------------------------------
Signature of Bank Account Owner        Signature of Joint Owner

 . Termination must be in writing or by calling Firstar Trust Company. Allow 5 business days to become effective. Your participation in the Plan will terminate automatically if you redeem all your Monetta Fund shares.

 .  IRA contributions apply as a current year purchase (purchases may not be used for prior year contributions).
================================================================================

8. SIGNATURE & CERTIFICATION  Required by The Internal Revenue Service

     I affirm that I have received a current prospectus of the Funds and agree to be bound by its terms. I certify that I have full authority and legal capacity to purchase shares of the Fund(s) and to establish and use any related Privileges, and agree that such Privileges and their terms and conditions shall be governed by Illinois law. If I have not provided a social security or other tax identification number in Part 1 of the Application, by signing the Application, 1: (i) certify, under penalties of perjury, that I have not been issued a number, but have applied (or soon will apply for one; and (ii) understand that if I do not provide the Funds or their transfer agent with a certified number within 60 days, they will be required to withhold 31% from all dividend, capital gain, and redemption payments from my account(s) until I provide them with a certified number.

     I understand that the Telephone Exchange Privilege will apply to my account unless I have specifically declined the privilege in Part 6, above. I understand that by signing this application unless the Privilege is declined, I agree that neither the Funds nor their transfer agent, their agents, officers, trustees or employees will be liable for any loss, liability, cost or expense for acting instructions given under the Privilege, placing the risk of any loss on me. See "How to Redeem Shares--By Exchange" in the prospectus.

     I agree that any of the Funds and their transfer agent may redeem shares and retain the proceeds from any of my account(s) with any Fund(s) up to a total of (a) any IRS penalties attributable to my failure to provide any of the Funds or their transfer agent with correct and complete information requested by either, and (b) any tax not withheld from distributions to me which should have been withheld by them.

     UNDER THE PENALTY OF PERJURY, I CERTIFY THAT (1) THE SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER, AND (2) I AM NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE (IRS) THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. The IRS does not require your consent to any provision of this document other than the certification in this paragraph required to avoid backup withholding. (Note: you must check the box in Part 5 of this Application if the IRS has notified you that you are subject to backup withholding due to your failure to report such income.)

----------  ------------------------------   -----------------------------------
Date        Signature*                       Signature of Co-Owner, if any

*If shares are to be registered in the name of (1) two persons jointly, both persons must sign, (2) a custodian for a minor, the custodian must sign, (3) a trust, the trustee(s) must sign, or (4) a corporation or other entity, an officer must sign and print name and title on space provided below.

--------------------------------------------------------------------------------
Print name and title of officer signing for a corporation or other entity
================================================================================
CONDITIONS OF REDEMPTION OPTION

     Checks may not be for less than $500 or such other minimum amounts as may from time to time be established by the Monetta Government Money Market Fund upon prior written notice to its shareholders. Maximum amount for withdrawal is $50,000. Shares purchased by check, (including certified or cashier's check) will not be redeemed by check-writing or any other method of redemption until the transfer agent is reasonably satisfied that the check has been collected, which could take up to 7 days from the purchase date.

     By signing this card, I appoint the Firstar Bank Milwaukee, NA my agent to present checks drawn on this account to the transfer agent, Firstar Trust Company, as requests to redeem shares and I authorize the Monetta Government Money Market Fund and Firstar Trust Company to honor such requests and redeem shares in an amount equal to the amount of the check. I agree to be subject to the rules pertaining to the check redemption privileges as amended from time to time. The Monetta Government Money Market Fund or Firstar Trust Company may reserve the right to modify or terminate this account and authorization at any time.

B.N. 0
      ------------ ------------ ------------
                    Internal Use Only

MONETTA FUND, INC.                           STATEMENT OF ADDITIONAL INFORMATION
MONETTA SMALL-CAP EQUITY FUND
MONETTA MID-CAP EQUITY FUND                                     FEBRUARY 2, 1997
MONETTA LARGE-CAP EQUITY FUND
MONETTA BALANCED FUND                                         MONETTA FUND, INC.
MONETTA INTERMEDIATE BOND FUND                                     MONETTA TRUST
MONETTA GOVERNMENT MONEY MARKET FUND                               NO-LOAD FUNDS


                    1776-A SOUTH NAPERVILLE ROAD, SUITE 207
                               WHEATON, IL  60187
                                 1-800-MONETTA
                                (1-800-666-3882)

                               TABLE OF CONTENTS

                                                                       PAGE
                                                                       ----
     Other Fund Information............................................B-1
     Investment Objectives and Policies................................B-1
     Risks and Investment Considerations...............................B-5
     Investment Restrictions...........................................B-11
     Performance Information...........................................B-14
     Investment Adviser................................................B-19
     Service and Distribution Plan.....................................B-20
     Directors/Trustees and Officers...................................B-21
     Purchasing and Redeeming Shares...................................B-25
     More Information About Net Asset Value............................B-25
     Tax Status........................................................B-27
     Portfolio Transactions............................................B-27
     Distributor.......................................................B-30
     Custodian.........................................................B-30
     Independent Auditors..............................................B-30
     Appendix - Ratings................................................B-32

      his Statement of Additional Information is not a prospectus, but provides additional information that should be read in conjunction with the Funds' prospectus dated February 2, 1997 and any supplement thereto. The prospectus and additional copies of the annual and semi-annual reports may be obtained without charge by writing or telephoning the Funds at the address or telephone number shown on the previous page.

OTHER FUND INFORMATION

     Monetta Fund, Inc. ("Monetta Fund") is an open-end diversified management investment company organized under the laws of the State of Maryland. Monetta Small-Cap Equity Fund (Small-Cap Fund"), Monetta Mid-Cap Equity Fund ("Mid-Cap Fund"), Monetta Large-Cap Equity Fund ("Large-Cap Fund"), Monetta Balanced Fund ("Balanced Fund"), Monetta Intermediate Bond Fund ("Intermediate Bond Fund") and Monetta Government Money Market Fund ("Government Money Market Fund") are series of Monetta Trust (the "Trust"), a Massachusetts business trust (the "Trust"). Monetta Fund and each of the Trust series are collectively referred to as the "Funds."

     The 1995 annual reports of Monetta Fund and the Trust, copies of which accompany this Statement of Additional Information, contain financial statements, notes thereto, and the report of independent auditors, all of which (but no other part of the annual report) are incorporated herein by reference. The 1996 semi-annual reports of Monetta Fund and the Trust, copies of which accompany this Statement of Additional Information, contain interim unaudited financial statements and notes thereto for the six months ended June 30, 1996 all of which (but no other part of such report) are incorporated herein by reference.

INVESTMENT OBJECTIVES AND POLICIES

     The following information supplements the discussion of the Funds' investment objectives and policies in the prospectus. In pursuing its objective, each Fund will invest as described below and in the prospectus. Each Fund's investment objective is a fundamental policy, which may not be changed without the approval of a "majority of the outstanding voting securities" of that Fund./1/

     The Funds' investment objectives differ principally in the types of securities selected for investment and the relative importance each Fund places on growth potential, current income and preservation of capital as considerations in selecting investments.

     In pursuing the investment objectives of each of Small-Cap Fund, Mid-Cap Fund, Large-Cap Fund and Balanced Fund, the Adviser pursues an active and disciplined trading strategy. Those selling disciplines result in a higher than average rate of portfolio turnover, as discussed in the prospectus. In addition, it may be necessary for a Fund to sell short against the box rather than sell outright a security it wants to sell, to control the timing of the disposition of that security for federal income tax purposes. In a short sale against the box, the Fund sells short a security it owns and enters into an arrangement with the broker/dealer through which the short sale is executed to receive income from the proceeds of the short sale for as long as the short position remains open. The Fund incurs transaction costs in connection with short sales that are

-------------
/1/ A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% of the Fund's shares present at a meeting if more than 50% of the shares outstanding are present or (ii) more than 50% of the Fund's outstanding shares.

likely to exceed the transaction costs that would be incurred in an outright sale. See "Risks and Investment Considerations." The Funds have no present intention to sell short securities comprising 5% or more of its total assets.

 .  Monetta Fund, Small-Cap Fund, Mid-Cap Fund and Large-Cap Fund

     Monetta Fund, Small-Cap Fund, Mid-Cap Fund and Large-Cap Fund each seek long-term capital growth by investing in common stocks believed to have above average growth potential. The Funds differ from each other with respect to the
(i) market capitalizations of the companies in which they invest and (ii) relative importance placed on investing for current income.

     Each Fund's investment approach emphasizes a competitive return in rising markets and preservation of capital in declining markets in an attempt to generate long-term capital growth over a complete business cycle (approximately 3 to 5 years) when compared to the broader stock market indices. The Adviser's emphasis is on common stocks with improving earnings per share growth, a history of growth and sound management, and a strong balance sheet. The Adviser may invest up to 20% of Monetta Fund's assets and 25% of Small-Cap Fund, Mid-Cap Fund and Large-Cap Fund's assets in securities not meeting the above criteria but believed by the Adviser to be undervalued based on a company's current price-earnings ratio relative to its estimated earnings growth rate.

     The securities in which each Fund invests will be listed on a national securities exchange or traded on an over-the-counter market.

     MONETTA FUND'S primary investment objective is to provide its shareholders with capital appreciation by investing at least 70% of the Fund's assets in equity securities believed to have growth potential. A secondary objective of Monetta Fund is to provide its shareholders with income, in part by investing the balance of the Fund's assets in dividend paying equity securities or in long-term (greater than one year) debt securities. The Fund's investments in long-term debt securities will consist of United States Treasury Notes and Treasury Bonds of various maturities and investment grade securities rated at least A or better by either Moody's Investor Services, Inc. ("Moody's") or Standard and Poor's Corporation ("S&P").

     Monetta Fund generally invests in smaller companies with aggregate market capitalizations ranging from $50 million to $1 billion.

     SMALL-CAP FUND typically invests in small-sized companies with market capitalization of less than $1 billion ("small-cap companies"). Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of small-cap companies.

     MID-CAP FUND typically invests in medium-sized companies with market capitalizations of $1 billion to $5 billion ("mid-cap companies"). Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of mid-cap companies.

     LARGE-CAP FUND typically invests in large companies with market capitalizations in excess of $5 billion ("large-cap companies"). Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of large-cap companies.

 .  BALANCED FUND

     BALANCED FUND seeks a favorable total rate of return through capital appreciation and current income consistent with preservation of capital, derived from investing in a portfolio of equity and fixed income securities.

     The investment approach for Balanced Fund combines the equity growth strategy used for Monetta Fund, Small-Cap Fund, Mid-Cap Fund and Large-Cap Fund and the income strategy employed by Intermediate Bond Fund, as discussed below.

     The Fund may emphasize fixed income securities or equity securities or hold equal amounts of both, depending upon the Adviser's analysis of market, financial and economic conditions. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income and equity securities. At least 25% of the Fund's assets invested in fixed income securities will consist of corporate bonds and debentures rated A or better and securities issued or guaranteed as to principal and interest by the U.S. Government and its agencies and instrumentalities. The Fund does not presently intend to invest more than 10% of its assets in securities rated below investment grade or, if unrated, determined by the Adviser to be of comparable credit quality.

 .  INTERMEDIATE BOND FUND

     INTERMEDIATE BOND FUND seeks high current income, consistent with the preservation of capital, by investing primarily in marketable debt securities.

     Under normal market conditions, Intermediate Bond Fund invests at least 65% of the value of its total assets in bonds and debentures and at least 70% of the value of its total assets (taken at market value at the time of investment) in the following:

     1. Marketable straight-debt securities of domestic issuers, and of foreign issuers payable in U.S. dollars, rated at time of purchase within the three highest grades assigned by Moody's or S&P; 2. Securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities;

     3. Commercial paper rated Prime-1 by Moody's or A-1 by S&P at time of purchase, or, if unrated, issued or guaranteed by a corporation with any outstanding debt rated A or better by Moody's or S&P;

     4. Variable rate demand notes, if unrated, determined by the Adviser to be of credit quality comparable to the commercial paper in which the Fund may invest; or

     5. Bank obligations, including repurchase agreements,/2/ of banks having total assets in excess of $500 million.

 .  GOVERNMENT MONEY MARKET FUND

     GOVERNMENT MONEY MARKET FUND seeks maximum current income consistent with safety of capital and maintenance of liquidity. The Fund invests in U.S. Government Securities maturing in 13 months or less from the date of purchase. U.S. Government Securities include:

     1.   Securities issued by the U.S. Treasury;

     2. Securities issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government that are backed by the full faith and credit guarantee of the U.S. Government;

     3. Securities issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government that are not backed by the full faith and credit guarantee of the U.S. Government; and

     4. Repurchase agreements for securities listed in (1), (2), and (3) above, regardless of the maturities of such underlying securities.

     U.S. Government Securities include: (i) bills, notes, bonds and other debt securities, differing as to maturity and rates of interest, that are issued by and are direct obligations of the U.S. Treasury; and (ii) other securities that are issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government and that include, but are not limited to, Federal Farm Credit Banks, Federal Home Loan Banks, Government National Mortgage Association, Farmers Home Administration, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

     Because the Fund's investment policy permits it to invest in U.S. Government Securities that are not backed by the full faith and credit of the U.S. Treasury, investment in the Fund may involve risks that are different in some respects from an investment in a fund that invests only in securities that are backed by the full faith and credit of the U.S. Treasury. Such risks may include a greater risk of loss of principal and interest in the securities in the Fund's portfolio that are supported only by the issuing or guaranteeing agency or instrumentality and, accordingly, the Fund must look principally or solely to that entity for ultimate repayment.

-------------
/2/ A repurchase agreement is a sale of securities to a Fund in which the seller (a bank or broker-dealer believed by the Adviser to be financially sound) agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time.

     The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result thereof more than 10% of its net assets (taken at market value at the time of investment) would be invested in illiquid securities, including repurchase agreements maturing in more than seven days: however, there is otherwise no limitation on the percentage of the Fund's assets that may be invested in repurchase agreements. The Fund will enter into repurchase agreements only where (i) the underlying securities are U.S. Government Securities and (ii) the seller agrees that the value of the underlying U.S. Government Securities, including accrued interest (if purchased), will at all times be equal to or exceed the value of the repurchase agreement.

     The Fund maintains a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, and, in any case, not in excess of 90 days.

     It is the Fund's intention, in general, to hold securities to maturity. However, the Fund may attempt, from time to time, to increase its yield by trading to take advantage of variations in the markets for U.S. Government Securities. In addition, redemptions of the Fund's shares could necessitate the sale of portfolio securities, and such sales may occur at times when sales would not otherwise be desirable. An increase in prevailing interest rates will generally reduce the value of the Fund's portfolio investments, and a decline in prevailing interest rates will generally increase the market value of the Fund's portfolio investments.

RISKS AND INVESTMENT CONSIDERATIONS

     Equity Securities. Common stocks represent an equity interest in a corporation. Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term. The securities of smaller companies, as a class, have had periods of favorable results and other periods of less favorable results compared to the securities of larger companies as a class. Stocks of small to mid-size companies tend to be more volatile and less liquid than stocks of large companies. Smaller companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure, and may have a smaller public market for their shares.

     Debt Securities. In pursuing its investment objective, each Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities. As a result, interest rate fluctuations will affect a Fund's net asset value, but not the income received by a Fund from its portfolio securities. (Because yields on debt securities available for purchase by a Fund vary over time, no specific yield on shares of a Fund can be assured.) In addition, if the bonds in a Fund's portfolio contain call, prepayment or redemption provisions, during a period of declining interest rates, these securities are likely to be redeemed, and a Fund will probably be unable to replace them with securities having a comparable yield. There can be no assurance that payments of interest and principal on portfolio securities will be made when due.

     Convertible Securities. Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

     The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its investment value. The investment value of the convertible security will typically fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its 'conversion value,' which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

     By investing in convertible securities, a Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible security, the Adviser will consider substantially the same criteria that would be considered in purchasing the underlying stock. Convertible securities purchased by a Fund are frequently rated investment grade. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities.

     Lending of Portfolio Securities. Subject to certain restrictions under "Investment Restrictions" in this statement of additional information, Balanced Fund and Intermediate Bond Fund may lend their portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and also would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in the Adviser's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and
(c) expenses of enforcing its rights.

     When-Issued and Delayed Delivery Securities. Balanced Fund, Intermediate Bond Fund and Government Money Market Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons. At the time a Fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

     Repurchase Agreements. A repurchase agreement is a sale of securities to a Fund in which the seller (a bank or broker-dealer believed by the Adviser to be financially sound) agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible below normal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

     Options on Securities and Indexes. Balanced Fund and Intermediate Bond Fund may purchase and sell put options and call options on securities and on indexes and enter into interest rate and index futures contracts and options on futures contracts.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, assets having a value at least equal to that amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

     A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or expected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

     Futures Contracts and Options on Futures Contracts. A Fund may use interest rate futures contracts, index futures contracts, and options on such futures contracts. An interest rate, index or option on a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index/3/ at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the S&P 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

     A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase a Fund's exposure to stock price, interest rate and currency fluctuations, a Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     A Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that

--------------------
/3/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of a Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in a Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or futures option position. A Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Short Sales. Each Fund may make short sales "against the box." In a short sale, a Fund sells a borrowed security and is required to return the identical security to the lender. A short sale "against the box" involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale "against the box" enables the Fund to obtain the current market price of a security which it desires to sell but is unavailable for settlement or to control the timing of recognition of a gain or loss for tax purposes.

     Portfolio Turnover. Monetta Fund and Small-Cap Fund engage in an above-average number of portfolio transactions. Their annual portfolio turnover rates are likely to exceed 100%, and in some years may exceed 200% (excluding Treasury Bills and other short-term money market instruments which mature in less than one year). Mid-Cap Fund, Large-Cap Fund and Balanced Fund may also engage in an above-average number of portfolio transactions and an annual portfolio turnover rate exceeding 100%, although that rate is not expected to exceed 200% annually under normal market conditions. A high portfolio turnover rate increases aggregate brokerage commission expenses and taxes which must be borne directly by a Fund and ultimately by its shareholders. These portfolio turnover rates and the resulting commission expenses and taxes are higher on a relative basis than those of mutual funds which may not trade as frequently, including those with a policy of capital appreciation. Substantial trading involves substantial risk and may be speculative. Investors should not consider purchase of a Fund's shares as a complete investment program.

INVESTMENT RESTRICTIONS

     MONETTA FUND operates under the following investment restrictions:

     1.   The Fund will not issue any senior securities;

     2. The Fund will not (i) sell securities short (unless the Fund owns an equal amount of such securities or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities), (ii) purchase securities on margin, or (iii) write put and call options;

     3. The Fund will not borrow money in excess of 5% of the value of its total assets, or pledge, mortgage or hypothecate its assets taken at market value to an extent greater than 10% of the Fund's total assets taken at cost (and no borrowing may be undertaken except from banks as a temporary measure for extraordinary or emergency purposes);

     4. The Fund will not invest more than 5% of its total assets in the securities of any one issuer (except that this limitation shall not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities);

     5. The Fund will not purchase the securities of companies in a particular industry if thereafter more than 25% of the Fund's total assets would consist of securities issued by companies in that industry (except that this limitation shall not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities);

     6. The Fund will not acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer;

     7. The Fund will not purchase the securities of any other investment company;

     8. The Fund will not purchase securities of any company with a record of less than 3 years continuous operation (including that of predecessor companies) if such purchase would cause the Fund's investments in all such companies taken at cost to exceed 5% of the value of the Fund's total assets;

     9. The Fund will not purchase or retain the securities of any issuer if the officers and directors of the Fund or its Investment Adviser own individually more than 1/2 of 1% of the securities of such issuer or together own more than 5% of the securities of such issuer;

     10. The Fund will not act as securities underwriter, except to the extent necessary in connection with the disposition of Fund shares, or invest in real estate (although it may purchase shares of a real estate investment trust),/4/ or invest in commodities, commodities contracts or financial futures contracts;

     11. The Fund will not invest in companies for the purpose of exercising control or management of such company.

     12. The Fund will not invest in securities commonly called "restricted securities", or repurchase agreements which mature in more than seven days, which it would be required to register under the Securities Act of 1933 before the securities could be resold to the public;

     13.  The Fund will not purchase shares which are not readily marketable;
          and

     14. The Fund will not make loans other than in accordance with the Fund's investment objectives, including for the purchase of a portion of an issue of publicly distributed bonds, debentures, or other securities whether or not the purchase was made upon the original issuance of the securities.

     Each of the restrictions noted above is "fundamental" which means that it cannot be changed without the approval of a majority of the Fund's outstanding voting securities.

     THE TRUST AND EACH OF ITS FUNDS operate under the following investment restrictions. A Fund may not:

     1. [for all Funds except Government Money Market Fund] With respect to 75% of the value of a Fund's total assets, invest more than 5% of its total assets (valued at the time of investment) in securities of a single issuer, except that this restriction does not apply to U.S. Government Securities;

          [for Government Money Market Fund] Invest more than 5% of its total assets (valued at the time of investment) in securities of a single issuer, except that this

--------------
/4/ Monetta Fund has not invested in real estate investment trusts and does not currently intend to do so.

          restriction does not apply to (i) U.S. Government Securities or (ii) repurchase agreements;

     2. Acquire securities of any one issuer that at the time of investment represent more than 10% of the outstanding voting securities of the issuer;

     3. Invest more than 25% of its total assets (valued at the time of investment) in securities of companies in any one industry, except that this restriction does not apply to U.S. Government Securities or [for Government Money Market Fund only] to repurchase agreements;

     4.   Make loans, but this restriction shall not prevent the Fund from:

          [for all Funds except Government Money Market Fund] (a) buying bonds, debentures, or other debt obligations that are publicly distributed or a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);/5/ [for Government Money Market Fund] (a) purchasing U.S. Government Securities or (b) entering into repurchase agreements;

     5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Fund's total assets at the time of borrowing, provided that the Fund will not purchase additional securities when its borrowings exceed 5% of total assets and (b) [for Balanced Fund and Intermediate Bond Fund only] in connection with transactions in options, futures and options on futures;

     6. Underwrite the distribution of securities of other issuers except insofar as it may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 on disposition of securities subject to legal or contractual restrictions on resale;/6/

     7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises that invest in real estate or interests in real estate;

------------

/5/ Although they have the power to do so, the Balanced Fund and Intermediate Bond Fund do not intend to lend portfolio securities.

/6/  The Funds do not currently intend to invest in restricted securities.

     8. Purchase and sell commodities or commodity contracts, except [for Balanced Fund and Intermediate Bond Fund only] that it may enter into futures and options on futures;

     9. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and [for Balanced Fund and Intermediate Bond Fund only] except in connection with transactions in options, futures and options on futures;

     10. Sell securities short or maintain a short position, except securities that the Fund owns or has the right to acquire without payment of additional consideration; and

     11. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     Restrictions 1 through 11 above are "fundamental." In addition, Small-Cap Fund, Mid-Cap Fund, Large-Cap Fund, Balanced Fund, Intermediate Bond Fund and Government Money Market Fund are subject to a number of restrictions that may be changed by the Board of Trustees of the Trust without shareholder approval. Under those non-fundamental restrictions, a Fund will not:

     a. Invest in companies for the purpose of management or the exercise of control;

     b. Invest more than 5% of its total assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

     c. Acquire securities of other registered investment companies except in compliance with the Investment Company Act of 1940 and applicable state law;

     d. Invest more than 10% of its net assets (valued at the time of each investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

PERFORMANCE INFORMATION

     Yield. Balanced Fund and Intermediate Bond Fund may quote yield figures from time to time. "Yield" is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period. The Yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

     The Yield formula is as follows:

          YIELD = 2[((a-b/cd) + 1)/6/  - 1]


          Where:    a =  dividends and interest earned during the period. (For this purpose, the Fund will recalculate the yield to maturity based on market value of each portfolio security on each business day on which net asset value is calculated.)

                    b =  expenses accrued for the period (net of
                         reimbursements).

                    c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                    d =  the net asset value of the Fund.

     Intermediate Bond Fund's yield for the 30 days ended June 30, 1996 was
6.08%.

     Current or Effective Yield. Government Money Market Fund may quote a "Current Yield" or "Effective Yield" or both from time to time. The Current Yield is an annualized yield based on the actual total return for a seven-day period. The Effective Yield is an annualized yield based on a daily compounding of the Current Yield. These yields are each computed by first determining the "Net Change in Account Value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period ("Beginning Account Value"), excluding capital changes. The Net Change in Account Value will always equal the total dividends declared with respect to the account, assuming a constant net asset value of $1.00.

     The Yields are then computed as follows:

          Current Yield = Net Change in Account Value x 365
                          ---------------------------   ---
                            Beginning Account Value      7

          Effective Yield = [1 + Net Change in Account Value]/365/7/- 1
                            ---------------------------------
                                 Beginning Account Value

     In addition to fluctuations reflecting changes in net income of the Fund resulting from changes in income earned on its portfolio securities and in its expenses, the Fund's yield also would be affected if the Fund were to restrict or supplement its dividends in order to maintain its net asset value at $1.00. (See "Net Asset Value" in the Prospectus and " Additional Information on the Determination of Net Asset Value" herein.) Portfolio changes resulting from net purchases or net redemptions of Fund shares may affect yield. Accordingly, the Fund's yield may vary from day to day and the yield stated for a particular past period is not a representation as to its future yield. The Fund's yield is not assured, and its principal is not insured; however, the Fund will attempt to maintain its net asset value per share at $1.00.

     For the seven days ended June 30, 1996 the Government Money Market Fund's current yield was 4.77% and the effective yield was 4.88%.

     Total Return. From time to time, each Fund may give information about its performance by quoting figures in advertisements and sales literature. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the total return percentage for the period.

     Average Annual Total Return is computed as follows:

          ERV = P(1+T)/n/

     Where:    P = the amount of an assumed initial investment in Fund shares

               T = average annual total return

               n = number of years from initial investment to the end of the period

               ERV = ending redeemable value of shares held at the end of the period

     The following table shows each Fund's Average Annual Total Return for the following periods: the year ended June 30, 1996 (where applicable); for Monetta Fund, the five-year period ended June 30, 1996 and the ten-year period ended June 30, 1996; and for all other Funds, the commencement of operations through June 30, 1996



                                                                                                 Comencement of
                                                                                                   operations
                                           Year ended     Five years ended   Ten years ended        through
                                          June 30, 1996     June 30, 1996     June 30, 1996      June 30, 1996
                                          -------------     -------------     -------------      -------------
               Monetta Fund                   14.3%             11.2%             12.5%               N/A

               Mid-Cap Fund                   15.5%              N/A               N/A               21.5%

               Large-CapFund                   N/A               N/A               N/A               19.3%

               Balanced Fund                   N/A               N/A               N/A               19.2%

               Intermediate Bond Fund          4.9%              N/A               N/A                6.8%

               Government Money
               Market Fund                     5.4%              N/A               N/A                4.4%

The commencement of operations for each of the Funds is as follows: Monetta Fund, May 6; 1986; Mid-Cap Fund, March 1, 1993; Large-Cap Fund, September 1, 1995, Balanced Fund, September 1, 1995; Intermediate Bond Fund, March 5, 1993; and Government Money Market Fund March 1, 1993.

     General. Investment performance figures assume reinvestment of all dividends and distributions, and do not take into account any Federal, state or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results.

     In advertising and sales literature, a Fund may compare its yield and performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance.

     All of the indexes and averages used will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate. A Fund may also note its mention in newspapers, magazines or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data. Newspapers and magazines which might mention a Fund include, but are not limited to, the following:

          Business Week                     Los Angeles Times
          Changing Times                    Money
          Chicago Tribune                   Mutual Fund Letter
          Chicago Sun-Times                 Morningstar
          Crain's Chicago Business          Newsweek
          Consumer Reports                  The New York Times
          Consumer Digest                   Pensions and Investment
          Financial World                   Personal Investor
          Forbes                            Stanger Reports
          Fortune                           Time
          Investor's Daily                  USA Today
          Kiplinger's                       U.S. News and World Report
          L/G No-Load Fund Analyst          The Wall Street Journal

     When a newspaper, magazine or other publication mentions the Fund, such mention may include: (i) listings of some or all of the Fund's holdings, (ii) descriptions of characteristics of some or all of the securities held by the Fund, including price-earnings ratios, earnings, growth rates and other statistical information, and comparisons of that information to similar statistics for the securities comprising any of the indexes or averages listed above; and (iii) descriptions of the Fund's or a portfolio manager's economic and market outlook.

     A Fund's performance is a result of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that described above may be useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it is not necessarily indicative of future performance and should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     The Funds may also compare their performances to various stock indices (groups of unmanaged common stocks), including Standard & Poor's 500 Stock Index, the Value Line Composite Average, the Russell Indixes, the Nasdaq Composite Index and the Dow Jones Industrial Average, or to the Consumer Price Index or groups of comparable mutual funds, including rankings determined by Lipper Analytical Services, Inc., an independent service that monitors the performance of over 1,000 mutual funds, Morningstar, Inc., or that of another service.

     The Funds may also cite its ranking, recognition, or other mention by Morningstar. Morningstar's ranking system is based on risk-adjusted total return performance and is expressed in a star-rated format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly return less the 3-month Treasury bill return) from the fund's load-adjusted total return score. This numerical score is then translated into ranking categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, and next 22.5% labeled two star, and the bottom 10% one star. A high ranking reflects either above-average performance or below average risk or both.

INVESTMENT ADVISER

     The investment adviser for Monetta Fund and the Trust is Monetta Financial Services, Inc. ("MFSI" or the "Adviser"). The Adviser furnishes continuing investment supervision to the Funds and is responsible for overall management of the Trust's business affairs pursuant to investment advisory agreements dated November 10, 1988 and Febuary 1, 1997, respectively. The Adviser furnishes office space, equipment and personnel to the Funds and assumes all of the Funds' ordinary operating expenses except the charges of the custodian, transfer agent and fees paid to non-interested trustees.

     Please refer to the description of the Adviser, investment agreement and advisory fees under "Management of the Funds" in the Prospectus, which is incorporated herein by reference. For the six months ended June 30, 1996 and for the years ended 1995, 1994 and 1993, the Monetta Fund paid the following aggregate advisory fees to the Adviser: $1,651,213, $3,648,564, $4,403,137 and $5,115,675. For the six months ended June 30, 1996, for the years ended 1995 and 1994 and for the period ending December 31, 1993, the following Funds paid aggregate advisory fees to the Adviser: Mid-Cap Fund - $77,523, $134,677, $112,433 and $48,431; Intermediate Bond Fund - $11,138, $19,834, $17,439 and
$9,389; and Government Money Market Fund - $9,239, $12,563, $7,857 and $3,864.
For the six months ended June 30, 1996 and for the period ended December 31, 1995, the following Funds paid aggregate advisory fees to the Adviser: Large-Cap Fund $6,185 and $2,844; Balanced Fund - $1,574 and $570.

     Investment advisory fees waived for the six months ended June 30, 1996, for the years ended December 31, 1995 and 1994 and for the period ending December 31, 1993, for the Intermediate Bond Fund were $5,569, $17,132, $17,439 and $9,389, respectively, on total fees of $11,138, $19,834, $17,439 and $9,389.
Investment advisory fees waived for the six months ended June 30, 1996, for the year ended December 31, 1995 and 1994 and for the period ending December 31, 1993, for the Government Money Market Fund were $9,239, $12,563, $7,857 and $3,864, respectively on total fees of $9,239, $12,563, $7,857 and $3,864.
Custodian and Transfer Agent charges of $0 and $6,111 for the period ended June 30, 1996 and the year ended December 31, 1995 for the Government Money Market Fund were absorbed by the Adviser.

     Robert S. Bacarella, president and a director of the Monetta Fund and president and a trustee of the Trust, owns 71% of the outstanding voting securities of the Adviser. Paul W. Henry and John W. Bakos, directors of Monetta Fund, each own 2% of the outstanding voting securities of the Adviser. The Adviser's address is 1776-A South Naperville Road, Wheaton, Illinois 60187.

     Mr. Bacarella, is a shareholders of Monetta Brokerage, Inc. ("MBI"), a registered broker-dealer. His percentage ownership interest in MBI is 83%.
The investment advisory agreements authorize MBI to act as broker for a Fund in connection with the purchase or sale of securities by or to the Fund in conformity with SEC rules. See "Portfolio Transactions."

SERVICE AND DISTRIBUTION PLAN

     Pursuant to a Service and Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act effective February 1, 1997, each series of the Trust may enter into agreements with service organizations and may compensate those organizations for their accounting, shareholder services and distribution services in amounts up to .10 of 1% for Government Money Market Fund and .25 of 1% for each other series of the Trust, per annum of the values of accounts of shareholders purchasing through such organizations.

     Servicing activities provided by service agents to their customers investing in the Funds may include, among other things, one or more of the following: establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; answering customer inquiries regarding the Fund; assisting customers in changing dividend options; account designations and addresses; performing sub-accounting; investing customer cash account balances automatically in Fund shares; providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the service agent; arranging for bank wires; distribution and such other services as the Fund may request, to the extent the service agent is permitted by applicable statute, rule or regulation.

     In addition, each Fund pays other costs and expenses in connection with advertising and marketing shares of that Fund, including but not limited to: advertising, direct mail, and promotional expenses; compensation to a distributor and its employees; compensation to and expenses, including overhead and telephone and other communication expenses, of a distributor, service organization and selected dealers and their affiliates who engage in or support the distribution of shares or who service shareholder accounts; fulfillment expenses, including the costs of printing and distributing prospectuses, statements of additional information, and reports for other than existing shareholders; the costs of preparing, printing and distributing sales literature and advertising materials; and the costs of registration or notification under state securities laws.

     The maximum aggregate amount a Fund may pay for service fees and other distribution-related expenses is .10 of 1% of the average net assets of Government Money Market Fund and .25 of 1% of the average net assets of each other Fund of the Trust. Additional service fees and additional amounts for other distribution-related expenses may be paid by the Adviser from its own resources.

     The Plan will continue in effect only so long as it is approved at least annually, and any material amendment or agreement related thereto is approved, by the Trust's board of trustees, including those trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan ("Qualified Trustees"), acting in person at a meeting called for that purpose, unless terminated by vote of a majority of the Qualified Trustees, or by vote of a majority of the outstanding voting securities of a Fund.

     It is the opinion of the board of trustees that the Plan is necessary to maintain a flow of subscriptions to offset redemptions and to encourage sales of shares to permit the Funds to reach an economically viable size. Redemptions of mutual fund shares are inevitable. If redemptions are not offset by subscriptions, a fund shrinks in size and its ability to maintain quality shareholder services declines. Eventually, redemptions could cause a fund to become uneconomic. Furthermore, an extended period of significant net redemptions may be detrimental to orderly management of the portfolio. The offsetting of redemptions through sales efforts benefits shareholders by maintaining the viability of a fund. Additional benefits may accrue from net sales of shares relative to portfolio management and increased shareholder servicing capability. Increased assets enable a fund to further diversify its portfolio, which spreads and reduces investment risk while increasing opportunity. In addition, increased assets enable the establishment and maintenance of a better shareholder servicing staff which can respond more effectively and promptly to shareholder inquiries and needs.

DIRECTORS/TRUSTEES AND OFFICERS

     The ages at October 29, 1996 and principal business activities during the past five years of the directors/ trustees and officers of Monetta Fund and the Trust are:


                                POSITION(S)    POSITION(S)
                                   HELD           HELD            PRINCIPAL OCCUPATIONS
Name                     AGE     WITH FUND     WITH TRUST         AND OTHER AFFILIATIONS
____                     ---    -----------    -----------      ------------------------------------
Robert S. Bacarella+*    47     Director and   Trustee and      Chairman, Chief Executive Officer
                                 President      President       and Director, MFSI, since October 1,
                                                                1996; President and Director, MFSI,
                                                                1984 to September 1996; Secretary,
                                                                Treasurer and Director, Monetta
                                                                Brokerage, Inc., since 1987;
                                                                President and Director, Monetta
                                                                Fund, Inc., (registered investment
                                                                company) since 1985; President and
                                                                Director, Monetta Trust (registered
                                                                investment company) since 1993.

John W. Bakos+*          49     Director       Trustee          Division Placement Manager, Sears,
                                                                Roebuck & Co., since 1969; Director
                                                                and Vice President, MFSI, 1984-1991.


                                Position(s)    Position(s)
                                   Held           Held            Principal Occupations
Name                     Age     With Fund     With Trust         and other Affiliations
----                     ---    -----------    -----------        ----------------------
John L. Guy Jr.          44        n/a         Trustee          President, Heller First Capital
                                                                Corporation, since May 1995; Senior
                                                                Vice President and Treasurer, Heller
                                                                Financial Inc., (August 1992-May
                                                                1995); Senior Vice President,
                                                                Director Internal Audit (November
                                                                1989-August 1992).

Paul W. Henry+           54     Director          n/a           Manager, Financial Systems,
                                                                Signature Group (Telemarketing)
                                                                since August 1994; Manager,
                                                                Computer Systems, Bann
                                                                International, (Computer Software)
                                                                December 1993 to June 1994;
                                                                Manager, Special Projects, Waste
                                                                Management, Inc. (waste collection
                                                                of hazardous and chemical waste
                                                                materials), 1987 to December 1993;
                                                                Director, MFSI, 1984 - 1996, and
                                                                Vice President, 1984-1991.

Mark F. Ogan             54     Director       Trustee          President, DuPage Capital Management,
                                                                Ltd., April 1995 to present;
                                                                President and Secretary, Salida
                                                                Corp. (formerly Pollenex Corp.),
                                                                February 1993 to April 1995; Vice President,
                                                                Sunbeam-Oster Corp. May 1992 to
                                                                December 1992; President,
                                                                Sunbeam-Oster Household Products
                                                                Group, May 1991 to May 1992;
                                                                Vice President, Business
                                                                Development and Corporate
                                                                Strategy, Sunbeam-Oster Co.,
                                                                October 1990 - May 1991.

Richard D. Russo         44     Director       Trustee          Attorney at law-Richard Russo & Associates;
                                                                President of Associated Legal Services Chartered,
                                                                a Professional Corporation 1985 to Present.

William M. Valiant*      71       n/a          Trustee          Retired; Director, MFSI, since February, 91;
                                                                Director, MBI, since 1988; Vice
                                                                President and Treasurer, Borg-
                                                                Warner Corporation, until July 1990.

Albert A. Pisterzi       56      Vice          Vice             President and  Director, MFSI, since
                               President    President           October 1, 1996; Vice President,
                                                                MFSI, January 1995 to September
                                                                1996; prior thereto, Director of
                                                                Marketing, Harris Associates L.P.,
                                                                September 1988 to January 1995.


                               Position(s)      Position(s)
                                 Held             Held             Principal Occupations
Name                   Age      with Fund       with Trust         and other Affiliations
----                   ---      ---------       ----------         ----------------------
John P. Rozinsky       57         Vice            Vice             Vice President, MFSI, since May
                                President      President           1991; Director, MFSI, May 1991
                                                                   to February 1994; Secretary, MFSI,
                                                                   1991-1996; Treasurer, MFSI,
                                                                   1991-1994; Vice President,
                                                                   Monetta Trust, since 1993; Trustee,
                                                                   Monetta Trust, 1993 to November 1996;
                                                                   Vice President and Director, MBI, since
                                                                   January 1990; Vice President, Monetta Fund,
                                                                   Inc., since 1985; Director, Monetta Fund,
                                                                   Inc., 1985 to November 1996.

Maria Cesario DeNicolo 47      Treasurer       Secretary           Secretary, MFSI, since October, 1996;
                             and Assistant        and              Treasurer, MFSI, since February 1994;
                               Secretary       Treasurer           Controller, MFSI, since June 1992;
                                                                   Secretary, Monetta Trust, since 1993;
                                                                   Treasurer, Monetta Trust, since 1994;
                                                                   Treasurer, Monetta Fund, Since 1993;
                                                                   Chief Financial Office, MBI, since 1995;
                                                                   Sole proprietor, Cesario DeNicolo C.P.A.
                                                                   and Associates, since May 1990 to June 1993.

Valerie A. LeFevre     61      Secretary       Assistant           Secretary, Monetta Fund, since January
                                               Treasurer           1986; Secretary and Treasurer; MFSI,
                                                                   1987-1992.

     + Messrs. Bacarella, Bakos, and Henry are "interested persons" of Monetta Fund, as defined in the Investment Company Act of 1940 (the "1940 Act"), for the following reasons: Mr. Bacarella - as an officer of Monetta Fund and as a shareholder, officer and director of MFSI; and Messrs. Bakos and Henry - as shareholders of MFSI.

     * Messrs. Bacarella, Bakos and Valiant are "interested persons" of the Trust, as defined in the 1940 Act, as officers of the Trust and as officers and directors (and, in the case of Messrs. Bacarella and Bakos, as shareholders) of MFSI.

     The address of Messrs. Bacarella, Bakos, Guy, Henry, Ogan, Pisterzi, Rozinski, Russo and Valiant and of Ms. DeNicolo and Ms. LeFevre is 1776-A South Naperville Road, Suite 207, Wheaton, Illinois 60187.

     At October 29, 1996, the directors and officers of Monetta Fund as a group owned beneficially less than 1% of the issued and outstanding shares of common stock of Monetta Fund. No person was known by Monetta Fund to own beneficially 5% or more of the outstanding shares of the Fund at that date.

     Shares owned by the Adviser, trustees and officers at October 31, 1996 were as follows:



                                            Adviser                Trustees & Officers
                                         ---------------           ------------------
                                                    % of                        % of
                                          Shares    Fund           Shares      Fund
                                         ---------  ----           ------      ----
 Mid-Cap Fund                                7,347   0.6%          ______      ____%
 Large-Cap Fund                             10,004   7.6%          ______      ____%
 Balanced Fund                              28,805  23.6%          ______      ____%
 Intermediate Bond Fund                     72,474  28.0%          ______      ____%
 Government Money Market Fund            1,306,475  19.6%          ______      ____%


     Ownership of a significant percentage of the outstanding shares of the Balanced Fund, the Intermediate Bond Fund and of the Money Market Fund reduces the number of other shares that must be voted in accordance with the Adviser's vote to approve or disapprove any proposal requiring the approval of the shareholders of the Trust or of the Funds.

     Mr. Bacarella and Mr. Russo serve as members of the Executive Committee of Monetta Fund and Monetta Trust. The Executive Committees, which meet between regular meetings of the respective boards, are authorized to exercise all of the powers of the boards.

     The following table sets forth compensation paid by Monetta Fund and the Trust to their respective directors and trustees during 1995.

                               COMPENSATION   COMPENSATION   COMPENSATION
                              RECEIVED FROM  RECEIVED FROM  RECEIVED FROM
                                 THE FUND       THE TRUST    FUND COMPLEX (2)
NAME OF PERSON                -------------  -------------  -------------
--------------
Robert S. Bacarella(1)               0           $  0         $    0
John W. Bakos(1)                     0              0              0
John L. Guy, Jr.                     0            100            100
Paul W. Henry(1)                     0              0              0
Mark F. Ogan                     2,000            400          2,400
Richard Russo                        0            300            300
William Valiant                      0            200            200

     (1) Directors and/or trustees who are interested persons, including all employees of MFSI, receive no compensation from Monetta Fund or the Trust.

     (2) The Monetta Fund Complex consists of Monetta Fund, the Trust and the Trust portfolios. Neither Monetta Fund nor the Trust offers any retirement or deferred compensation plan to Board Members.

PURCHASING AND REDEEMING SHARES

     Purchases and redemptions are discussed in the Funds' Prospectus under the headings "How to Purchase Shares," "How to Redeem Shares" and "Determination of Net Asset Value." All of that information is incorporated herein by reference. The Prospectus discloses that you may purchase (or redeem) shares through investment dealers, banks or other institutions.

     The Funds reserves the right to suspend or postpone redemptions of shares of any Fund during any period when: (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of such Fund not reasonably practicable.

     Monetta Fund and the Trust have each elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund during any 90-day period for any one shareholder. Redemptions in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution of securities in kind.

More Information About Net Asset Value

     Each Fund's net asset value is determined on days on which the New York Stock Exchange ("NYSE") is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the Exchange will be closed on the preceding Friday or the following Monday, respectively.

     For purposes of calculating the net asset value per share, the assets of the Fund are valued as follows:

     Valuation. Securities for which market quotations are readily available at the time of valuation are valued on that basis. Each security traded on a national stock exchange or on the Nasdaq National Market is valued at its last sale price on that day or, if there are no sales that day, at the mean of the latest bid and asked quotations. All other over-the-counter securities for which reliable quotations are available are valued at the mean of the latest bid and asked quotations. Long-term straight-debt securities for which market quotations are not readily available are valued at a fair value based on valuations provided by pricing services approved by the Board, which may employ electronic data processing techniques, including a matrix system, to determine valuations. Short-term debt securities for which market quotations are not readily available are valued by use of a matrix prepared by the Adviser based on quotations for comparable securities. Other assets and securities held by a Fund for which these valuation methods do not produce a fair value are valued by a method that the Board believes will determine a fair value.

     Valuation of Government Money Market Fund. Government Money Market Fund values its portfolio by the "amortized cost method" by which it attempts to maintain its net asset value at $1.00 per share. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the instrument. Other assets are valued at a fair value determined in good faith by the board of trustees.

     In connection with the Government Money Market Fund's use of amortized cost and the maintenance of the Fund's per share net asset value of $1.00, the Trust has agreed (i) to seek to maintain a dollar-weighted average portfolio maturity appropriate to the Fund's objective of maintaining relative stability of principal and not in excess of 90 days; (ii) not to purchase a portfolio instrument with a remaining maturity of greater than thirteen months; and (iii) to limit its purchase of portfolio instruments to those instruments that are denominated in U.S. dollars which the Board of Trustees determines present minimal credit risks and that are of eligible quality as determined by any major rating service as defined under SEC Rule 2a-7 or, in the case of any instrument that is not rated, of comparable quality as determined by the Board.

     The Trust has established procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Those procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it deems appropriate to determine whether the Fund's net asset values calculated by using available market quotations or market equivalents deviate from $1.00 per share based on amortized cost. Calculations are made to compare the value of its investments valued at amortized cost with market value. Market values are obtained by using actual quotations provided by market makers, estimates of market value, values from yield data obtained from the Adviser's matrix, or values obtained from an independent pricing service. Any such service might value the Fund's investments based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The service may also employ electronic data processing techniques, a matrix system or both to determine valuations.

     In connection with the Fund's use of the amortized cost method of portfolio valuation to maintain its net asset value at $1.00 per share, the Fund might incur or anticipate an unusual expense, loss, depreciation, gain or appreciation that would affect its net asset value per share or income for a particular period. The extent of any deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board of Trustees as it deems appropriate. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take such action as it considers appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Actions which the Board might take include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; increasing, reducing or suspending dividends or distributions from capital or capital gains; or redeeming shares in kind. The board might also establish a net asset value per share by using market values, as a result of which the net asset value might deviate from $1.00 per share.

Tax Status

     Each Fund intends to continue to qualify to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to shareholders.

Portfolio Transactions

     The Adviser has discretion to select brokers and dealers to execute portfolio transactions initiated by the Adviser and to select the markets in which such transactions are to be executed. The primary responsibility regarding portfolio transactions is to seek the best combination of net price and execution for the Funds. When executing transactions for the Funds, the Adviser will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission.

     Transactions of the Funds in the over-the-counter market are executed with primary market makers acting as principal except where it is believed that better prices and execution may be obtained otherwise.

     In selecting brokers or dealers to execute particular transactions and in evaluating the best net price and execution available, the adviser is authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), statistical quotations, specifically the quotations necessary to determine the Funds' asset values, and other information provided to the Funds or the Adviser. The Adviser is also authorized to cause the Funds to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Adviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Adviser exercises investment discretion. It is possible that certain of the services received by the Adviser attributable to a particular transaction will benefit one or more other accounts for which investment discretion is exercised by the Adviser.

     In valuing research services, the Adviser makes a judgment of the usefulness of research and other information provided by a broker to the Adviser in managing the Funds' investment portfolios. In some cases, the information, e.g., data or recommendations concerning particular securities, relates to the specific transaction placed with the broker, but for the greater part, the research consists of a wide variety of information concerning companies, industries, investment strategy and economic, financial and political conditions and prospects, useful to the Adviser in advising the Funds.

     The Adviser is the principal source of information and advice to the Funds and is responsible for making and initiating the execution of investment decisions by the Funds. However, the respective boards recognize that it is important for the Adviser, in performing its responsibilities to the Funds, to continue to receive and evaluate the broad spectrum of economic and financial information that many securities brokers have customarily furnished in connection with brokerage transactions, and that in compensating brokers for their services, it is in the interest of the Funds to take into account the value of the information received for use in advising the Funds. The extent, if any, to which the obtaining of such information may reduce the expenses of the Adviser in providing management services to the Funds is not determinable. In addition, it is understood by the respective board that other clients of the Adviser might also benefit from the information obtained for the Funds, in the same manner that the Funds might also benefit from the information obtained by the Adviser in performing services for others.

     Although investment decisions for the Funds are made independently from those for other investment advisory clients of the Adviser, it may develop that the same investment decision is made for a Fund and one or more other advisory clients. If a Fund and other clients purchase or sell the same class of securities on the same day, the transactions will be allocated as to amount and price in a manner considered equitable to each.

     The board of directors of Monetta Fund and the board of trustees of the Trust have each determined that portfolio brokerage transactions for their respective Funds may be executed through Monetta Brokerage, Inc. ("MBI") if, in the judgment of the Adviser, the use of MBI is likely to result in prices and execution at least as favorable to the Fund as those available from other qualified brokers and, if, in such transaction, MBI charges the Fund commission rates consistent with those charged by MBI to comparable unaffiliated customers in similar transactions. The board of directors of Monetta Fund, including a majority of the directors who are not "interested" directors, and the board of trustees of the Trust, including a majority of the trustees who are not "interested" trustees, have each adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to MBI are consistent with the foregoing standard. The Funds will not effect principal transactions with MBI.


     Brokerage commissions incurred by Monetta Fund for the six months ended June 30, 1996, and the years ended December 31, 1995, 1994 and 1993 aggregated $411,836, $1,449,063, $1,974,854 and $2,080,880, respectively, not including the gross underwriting spread on securities purchased in underwritten public offerings. Of these amounts, the Fund paid brokerage commissions aggregating $312,447, $1,034,235, $1,290,759 and $1,394,802, respectively, in connection with portfolio transactions involving purchases and sales aggregating $122,172,724, $366,529,232, $512,538,346, and $556,301,080, respectively, to brokers who furnished investment research services to the Fund.

     Brokerage commissions incurred by Mid-Cap Fund for the six months ended June 30, 1996 and the years ended December 31, 1995 and 1994 aggregated $23,600, $85,201 and $69,865, respectively, not including the gross underwriting spread on securities purchased in underwritten public offerings. Of this amount, Mid-Cap Fund paid brokerage commissions of $21,426, $78,743 and $50,407, respectively, in connection with portfolio transactions involving purchases and sales aggregating $9,496,761, $33,625,853 and $20,848,618, respectively, to brokers who furnished research services to the Fund.

     Brokerage commissions incurred by Large-Cap Fund for the six months ended June 30, 1996 and the period September 1, 1995 through December 31, 1995 aggregated $1,770 and $1,507, respectively, not including the gross underwriting spread on securities purchased in underwritten public offerings. Of this amount, Large-Cap Fund paid brokerage commissions of $518 and $1,316, respectively, in connection with portfolio transactions involving purchases and sales aggregating $331,826 and $1,082,682, respectively, to brokers who furnished research services to the Fund.

     Brokerage commissions incurred by Balanced Fund for the six months ended June 30, 1996 and the period September 1, 1995 through December 31, 1995 aggregated $614 and $350, respectively, not including the gross underwriting spread on securities purchased in underwritten public offerings. Of this amount, Balanced Fund paid brokerage commissions of $368 and $301, respectively, in connection with portfolio transactions involving purchases and sales aggregating $157,982 and $182,600, respectively, to brokers who furnished research services to the Fund.

     Of the aggregate brokerage commissions paid by Monetta Fund for the six months ended June 30, 1996, and the years ended December 31, 1995, 1994 and 1993 an aggregate amount of $7,375, $70,235, $170,815 and $325,800, respectively, was paid to MBI. This aggregate amount represented 1.8%, 4.8%, 8.7% and 15.7%, respectively, of all commissions paid by Monetta Fund on transactions aggregating 1.5%, 6.4%, 10.3% and 23.4%, respectively, of the aggregate dollar amount of transactions involving the payment of commissions.

     Of the aggregate brokerage commissions paid by Mid-Cap Fund for the six months ended June 30, 1996, and the years ended December 31, 1995 and 1994 an aggregate amount of $0, $0 and $4,125, respectively, was paid to MBI. This aggregate amount represented 0.0%, 0.0% and 5.9%, respectively, of all commissions paid by Mid-Cap Fund on transactions aggregating 0.0%, 0.0% and 10.6%, respectively, of the aggregate dollar amount of transactions involving the payment of commissions.

     All securities transactions of Large-Cap Fund and Balanced Fund in 1996 and 1995 were executed on a principal basis. All securities transactions of Intermediate Bond Fund and Government Money Market Fund in 1996, 1995 and 1994 were executed on a principal basis.

     The portfolio turnover rates of Monetta Fund for 1995 and 1994 were 272.0% and 191.27%, respectively. The Fund's portfolio turnover rate may vary greatly from year to year, and is likely to be greater than 100% and in some years may exceed 200%. Greater portfolio activity increases the Fund's transaction costs, including brokerage commissions.

     The portfolio turnover rate of the Intermediate Bond Fund for 1995 and 1994 were 75.1% and 94.4%, and is expected to be less than 100% annually. The portfolio turnover rates of Mid-Cap Fund were 254.4% and 210.0% for 1995 and 1994, and may continue to be greater than

100%. There was no significant variation in either Fund's respective 1995 and 1994 portfolio turnover rates. The portfolio turnover rate for Large-Cap Fund for 1995 was 38.2% and the portfolio turnover rate for Balanced Fund for 1995 was 54.8%. Greater portfolio activity increases a Fund's transaction costs, including brokerage commissions.

DISTRIBUTOR

     The shares of each Fund are offered for sale on a continuous basis through Funds Distributor, Inc. ("Distributor") pursuant to written Distribution Agreements with Monetta Fund and the Trust. Those agreements continue from year to year, provided such continuance is approved annually (i) by a majority of the board members or by a majority of the outstanding voting securities of the affected Funds and (ii) by a majority of the board members who are not parties to the Agreements or interested persons of any such party. There are no sales commissions or charges directly to shareholders of the Funds. The fees and expenses of the Distributor are paid (i) by each Fund of Monetta Trust to the extent it is able to do so within the limits of its Distribution and Service Plan, and (ii) to the extent Fund assets are not available under the Plan, by the Adviser. The Adviser pays all the fees and expenses of the Distributor for Monetta Fund.

     As agent, the Distributor offers shares of each Fund to investors at net asset value, without sales commissions or other sales load. The Distributor offers the Funds' shares only on a best-efforts basis.

     The Distributor or another broker affiliated with the Distributor may receive brokerage commissions on purchases and sales of portfolio securities by a Fund. Those amounts, if any, are described under "Portfolio Transactions."

CUSTODIAN

     Firstar Trust Company, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202 is the custodian for the Funds. It is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by authorized persons of the Funds. The custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds. The Funds have authorized the custodian to deposit certain portfolio securities in central depository systems as permitted under federal law. The Funds may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

INDEPENDENT AUDITORS

     The independent auditors for the Funds are KPMG Peat Marwick LLP, 303 Wacker Drive, Chicago, Illinois 60601. The independent auditors audit and report on the Funds' annual financial statements, review certain regulatory reports and the Fund's income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds.

APPENDIX - RATINGS
------------------


RATINGS IN GENERAL
------------------

     A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the credit-worthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which the Fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

BOND RATINGS

RATINGS BY MOODY'S:

     Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

     Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in the Aaa Bonds, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

     A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds rate Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa. Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each of these generic rating classifications in its corporate bond rating systems. The modifier 1 indicates that the security ranks in the higher end of its generic rating category.

     Ratings by Standard and Poor's:

     AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

     AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A. Debt rated A has a very strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

     BB-B-CC. Bonds rated BB, B and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     NOTE: These ratings may be modified by the addition of a plus(+) or minus(-) sign to show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

     Ratings by Moody's:

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-2 or P-3.

RATINGS BY STANDARD & POOR'S:

     The rating A-1+ is the highest, and A-1 the second highest, commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strengths combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of AA or higher), or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements, long-term senior debt is rated A or better, the issuer has access to at least two additional channels of borrowing, and basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry and the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-2 or A-3.

                          PART C -- OTHER INFORMATION
                          ---------------------------

Item 24.        Financial Statement and Exhibits
-------         --------------------------------

(a) Financial statements:

    (1) Financial statements included in Part A of this registration statement:

                  None

    (2)         Financial statements included in Part B of this amendment:


                  The following financial statements, but no other part of the report, are incorporated by reference to the following portions of Monetta Fund's semi-annual report to shareholders for the period ended June 30, 1996:

                  Schedule of Investments at June 30, 1996

                  Statement of Assets and Liabilities at June 30, 1996

                  Statement of Operations for the period ended June 30, 1996


                  Statement of Changes in Net Assets for the period ended June
                   30, 1996 and the period ended December 31, 1995

                  Notes to financial statements

                  Independent Auditors' Report

                    Note:  The following schedules have been omitted for the
                            following reasons:

                         Schedule I - The required information is presented
                          in the schedule of investments at June 30, 1996.

                         Schedules II, III, IV and V - the required information
                          is not present.

                  The following financial statements, but no other part of the report, are incorporated by reference to the following portions of Monetta Fund's annual report to shareholders for the year ended December 31, 1995:

                  Schedule of Investments at December 31, 1995

                  Statement of Assets and Liabilities at December 31, 1995

                  Statement of Operations for the year ended December 31, 1995

                  Statement of Changes in Net Assets for the year ended
                   December 31, 1995 and the year ended December 31, 1994

                Notes to financial statements

                Independent Auditors' Report

                  Note:  The following schedules have been omitted for the
                          following reasons:

                      Schedule I - The required information is presented
                       in the schedule of investments at December 31, 1995.

                      Schedules II, III, IV and V - the required information
                       is not present

(b) Exhibits:

    NOTE:   As used herein the term "Registration Statement" refers to the registration statement of registrant on form N-1A, no. 33-1398.

    1       Amended and restated charter of registrant (2)

    1.1     Articles supplementary dated February 4, 1992 (3)

    1.2     Articles of amendment dated February 14, 1992 (3)

    2       Bylaws of registrant (amended and restated 11/10/88) (2)

    3       None

    4       Form of stock certificate (1)

    5       Investment Advisory Agreement with Monetta Financial Services, Inc.
              dated November 10, 1988 (2)

    6       Distribution Agreement with Funds Distributor, Inc.

    7       None

    8       Custody agreement with Firstar Trust Company (formerly First
              Wisconsin Trust Company) (1)

    9       None

    10      Opinion of counsel (1)

    11      Consent of independent auditors

    12      None

    13      Subscription agreement (1)

    14      Monetta Funds Individual retirement account prototype plan, disclosure statement and application (4)

    15      None

    16      Schedule for computation of performance quotations (2)

    17      Financial Data Schedule

------------

(1) Incorporated by reference to the exhibit of the same number to the Registration Statement.

(2) Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 4 to the Registration Statement.

(3) Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 9 to the Registration Statement.

(4) Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 13 to the Registration Statement.


Item 25.  Persons Controlled By or Under Common Control with Registrant
-------   -------------------------------------------------------------

          The registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the registrant within the meaning of this item. The information in the prospectus under the caption "Management of the Fund" and in the Statement of Additional Information under the captions "Investment Adviser" and "Directors/Trustees and Officers" is incorporated by reference.


Item 26.  Number of Holders of Securities
-------   -------------------------------

          As of November 1, 1996 there were 15,351,745 record holders of capital stock of the registrant. The registrant has no other class of securities outstanding.


Item 27.  Indemnification
-------   ---------------

          Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified circumstances. Section 9.01 of Article IX of the bylaws of the registrant (exhibit 2 to this amendment, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification of its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser
-------   ----------------------------------------------------

          Monetta Financial Services, Inc. ("MFSI"), registrant's investment adviser, also acts as investment adviser to Monetta Fund, Inc. and to individual and institutional clients. The directors and officers of MFSI are: Robert S. Bacarella, Chairman and Director; Albert A. Pisterzi, President and Director; William M. Valiant, Director; John P. Rozinsky, Vice President; and Maria C. DeNicolo, Controller, Secretary and Treasurer. The information in the Statement of Additional Information under the heading "Directors/Trustees and Officers" describing the principal occupations and other affiliations of Mr. Bacarella, Mr. Pisterzi, Mr. Valiant, Mr. Rozinsky and Ms. DeNicolo is incorporated herein by reference. Mr. Valiant, who is now retired, was Vice President and Treasurer, Borg-Warner Corporation, until July 1990.

Item 29.  Principal Underwriters
-------   ----------------------

          (a) Funds Distributor, Inc. (the "Distributor") also acts as principal underwriter for the following investment companies.

BJB Investment Funds
Foreign Fund, Inc.
Fremont Mutual Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
The JPM Advisor Funds
The JPM Institutional Funds
The JPM Pierpont Funds
LKCM Fund
The Munder Funds Trust
The Munder Funds, Inc.
The PanAgora Institutional Funds
RCM Capital Funds, Inc.
RCM Equity Funds, Inc.
St. Clair Money Market Fund
The Skyline Funds
Waterhouse Investors Cash Management Fund, Inc.

Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

          (b) The information required by this Item 29(b) with respect to each director, officer, or partner of Funds Distributor is incorporated by reference to Schedule A of Form BD filed by Funds Distributor with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-20518).

          (c)  Not applicable

Item 30.  Location of Accounts and Records
-------   --------------------------------

          Robert S. Bacarella
          Monetta Fund, Inc.
          1776-A South Naperville Road,
          Suite 207
          Wheaton, Illinois  60187-8133

Item 31.  Management Services
-------   -------------------

          None

Item 32.  Undertakings
-------   ------------

          (a)  Not applicable.

          (b)  Not applicable

          (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Wheaton, Illinois on November 7, 1996.

                                         MONETTA FUND, INC.



                                         By: /s/ Robert S. Bacarella
                                             ------------------------------
                                             Robert S. Bacarella, President

          Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.



          Name                 Title                                         Date
          ----                 -----                                         ----
/s/ Robert S. Bacarella        Director and President           )
--------------------------     (principal executive officer)    )
Robert S. Bacarella                                             )
                                                                )
                                                                )
                                                                )
/s/ John W. Bakos             Director                          )
--------------------------                                      )
John W. Bakos                                                   )
                                                                )
                                                                )
                                                                )
/s/ Paul W. Henry             Director                          )
--------------------------                                      )
Paul W. Henry                                                   )
                                                                )
                                                                )   November 7, 1996
                                                                )
/s/ Mark F. Ogan              Director                          )
--------------------------                                      )
Mark F. Ogan                                                    )
                                                                )
                                                                )
                                                                )
/s/ Richard D. Russo          Director                          )
--------------------------                                      )
Richard D. Russo                                                )
                                                                )
                                                                )
                                                                )
/s/ Maria Cesario DeNicolo    Treasurer                         )
--------------------------    (principal financial officer)     )
Maria Cesario DeNicolo                                          )


                  Index of Exhibits Filed with this Amendment
                  -------------------------------------------


Exhibit
Number                Exhibit                                             Page
-------     ------------------------                                      ----
   6        Form of Distribution Agreement with Funds Distributor, Inc.

  11        Consent of Independent Auditors

  17        Financial Data Schedule
